UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Tax-Free Bond Fund

April 30, 2018

SFB-QTLY-0618
1.800354.114

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.5%
	Principal Amount	Value
Alabama - 0.1%
Montgomery Med. Clinic Facilities 5% 3/1/36	2,450,000	2,619,981
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22 (Pre-Refunded to 9/1/18 @ 100)	1,000,000	1,012,920

TOTAL ALABAMA		3,632,901

Alaska - 0.3%
Alaska Gen. Oblig. Series 2016 A, 5% 8/1/31	4,340,000	4,904,417
Alaska Int'l. Arpts. Revs. Series 2016 B:
5% 10/1/31	$1,685,000	$1,905,095
5% 10/1/33	2,200,000	2,474,912
5% 10/1/35	1,600,000	1,794,304
North Slope Borough Gen. Oblig. Series 2017 A, 5% 6/30/21	965,000	1,025,062

TOTAL ALASKA		12,103,790

Arizona - 2.5%
Arizona Board of Regents Ctfs. of Prtn.:
(Univ. of Arizona Univ. Revs.) Series 2018 B:
5% 6/1/26	1,100,000	1,289,519
5% 6/1/27	500,000	589,405
5% 6/1/29	1,725,000	2,036,328
(Univ. of Arizona Univ. Revs.). Series 2018 B, 5% 6/1/30	1,470,000	1,728,279
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	1,000,000	1,013,780
5.25% 10/1/23 (FSA Insured)	5,000,000	5,221,050
5.25% 10/1/26 (FSA Insured)	1,000,000	1,043,780
5.25% 10/1/28 (FSA Insured)	500,000	521,890
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 2.359%, tender 1/1/37 (a)(b)	1,000,000	933,910
Glendale Gen. Oblig.:
Series 2015, 4% 7/1/21 (FSA Insured)	1,205,000	1,272,805
Series 2017, 5% 7/1/24	3,475,000	3,942,805
Maricopa County Indl. Dev. Auth. Rev. Series 2016 A, 5% 1/1/34	12,000,000	13,574,160
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (c)	455,000	458,663
6% 1/1/48 (c)	2,825,000	2,866,641
Maricopa County School District #28 Kyrene Elementary Series 2010 B, 4% 7/1/21	375,000	397,046
Maricopa County Unified School District #48 Scottsdale Series 2017 B:
5% 7/1/29	1,150,000	1,361,370
5% 7/1/30	1,500,000	1,771,695
5% 7/1/31	800,000	940,648
5% 7/1/32	3,250,000	3,804,223
Mesa Util. Sys. Rev. Series 2017, 4% 7/1/25	11,840,000	12,941,002
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2015 A, 5% 7/1/45	3,170,000	3,496,288
Series 2017 B:
5% 7/1/30	4,000,000	4,685,640
5% 7/1/34	2,000,000	2,304,480
5% 7/1/35	2,000,000	2,301,040
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	6,514,500
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/27	1,000,000	1,100,330
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/23	2,500,000	2,807,475
5.5% 12/1/29	2,100,000	2,512,503
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	285,000	301,690
Tempe Indl. Dev. Auth. Rev. (Mirabella At Asu, Inc. Proj.):
Series 2017 A:
6.125% 10/1/47 (c)	285,000	294,761
6.125% 10/1/52 (c)	285,000	293,712
Series 2017 B:
4% 10/1/23 (c)	4,300,000	4,300,860
6% 10/1/37 (c)	140,000	144,150

TOTAL ARIZONA		88,766,428

California - 4.8%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series A, 2.95%, tender 4/1/26 (a)	4,695,000	4,789,182
Series B, 2.85%, tender 4/1/25 (a)	3,840,000	3,896,333
Series C, 2.1%, tender 4/1/22 (a)	3,585,000	3,560,945
Cabrillo Cmnty. College District Series B, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,155,000	2,007,210
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	5,000	5,016
Series 2016, 5% 9/1/29	1,485,000	1,745,484
5% 8/1/20	5,000	5,014
5% 8/1/29	3,765,000	4,419,508
5.25% 12/1/33	35,000	35,097
5.25% 4/1/35	4,300,000	4,773,817
5.5% 4/1/30	5,000	5,015
5.5% 3/1/40	600,000	640,008
5.6% 3/1/36	300,000	320,712
6% 4/1/38	1,625,000	1,685,645
6% 4/1/38 (Pre-Refunded to 4/1/19 @ 100)	895,000	929,153
California Health Facilities Fing. Auth. Rev.:
(Providence Health and Svcs. Proj.) Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	45,000	45,877
Series 2013 A, 5% 8/15/52	15,070,000	16,348,388
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/26	5,265,000	5,937,446
(Various Judicial Council Projs.) Series 2011 D, 5% 12/1/22	1,400,000	1,544,914
Series 2017 C:
5% 3/1/21	2,500,000	2,702,450
5% 3/1/22	2,750,000	3,036,633
5% 3/1/23	3,870,000	4,350,654
5% 3/1/26	2,860,000	3,363,303
5% 3/1/27	3,935,000	4,682,571
5% 3/1/28	4,025,000	4,758,275
California Statewide Cmntys. Dev. Auth. Series 2016:
5% 5/15/25	1,000,000	1,138,920
5% 5/15/26	1,000,000	1,145,710
5% 5/15/27	1,000,000	1,141,860
5% 5/15/28	1,000,000	1,137,270
5% 5/15/32	1,250,000	1,399,850
5% 5/15/33	1,500,000	1,674,210
Carlsbad Unified School District Series 2009 B, 0% 5/1/34 (Pre-Refunded to 5/1/24 @ 100) (d)	1,450,000	1,622,159
East Bay Muni. Util. District Wastewtr. Sys. Rev. Series 2017 A, 5% 6/1/33	3,500,000	4,128,915
Fontana Unified School District Gen. Oblig.:
5% 5/1/21 (Assured Guaranty Corp. Insured)	1,880,000	1,938,618
5% 5/1/22 (Assured Guaranty Corp. Insured)	1,840,000	1,896,819
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/29	2,500,000	2,777,500
Series 2017 A1:
5% 6/1/21	1,110,000	1,204,139
5% 6/1/22	1,555,000	1,715,694
5% 6/1/23	1,780,000	1,985,643
5% 6/1/24	1,000,000	1,127,560
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/25	1,000,000	1,101,900
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	1,000,000	1,051,600
Merced Union High School District Series A, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455,000	1,348,698
Northern California Transmission Agcy. Rev. Series 2009:
5% 5/1/23	1,000,000	1,030,480
5% 5/1/23 (Pre-Refunded to 5/1/19 @ 100)	1,235,000	1,274,137
5% 5/1/24	675,000	695,507
5% 5/1/24 (Pre-Refunded to 5/1/19 @ 100)	835,000	861,461
Oakland Unified School District Alameda County Series 2015 A, 5% 8/1/28 (FSA Insured)	1,500,000	1,747,110
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/19	1,500,000	1,537,470
5% 2/1/24	2,915,000	3,198,134
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,300,000	783,042
Series B:
0% 8/1/33	4,350,000	2,494,725
0% 8/1/37	8,000,000	3,789,520
0% 8/1/38	4,225,000	1,906,151
0% 8/1/39	7,220,000	3,105,827
0% 8/1/41	4,900,000	1,911,735
Poway Unified School District Pub. Fing.:
5% 9/1/27	1,050,000	1,182,815
5% 9/1/30	1,370,000	1,515,795
Riverside Swr. Rev. Series 2015 A:
5% 8/1/30	2,880,000	3,309,149
5% 8/1/31	1,630,000	1,864,818
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,204,160
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/28	4,475,000	5,011,955
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,039,550
San Diego Cmnty. College District Series 2011, 0% 8/1/35	3,000,000	1,629,570
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	1,300,000	714,207
0% 7/1/37	5,105,000	2,453,565
Series 2008 E, 0% 7/1/47 (d)	2,600,000	1,712,646
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/24	1,000,000	1,136,460
5% 6/1/27	1,000,000	1,131,310
San Marcos Redev. Agcy. Successor Series 2015 A, 5% 10/1/28	2,590,000	3,008,544
San Marcos Unified School District Series 2010 B, 0% 8/1/47	3,700,000	1,083,841
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	956,690
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	1,700,000	1,391,535
Univ. of California Revs.:
Series 2016, 5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	550,000	569,789
Series 2017 AV, 5% 5/15/36	1,610,000	1,867,342
Washington Township Health Care District Gen. Oblig. Series 2013 B, 5.5% 8/1/38	2,000,000	2,311,160
Washington Township Health Care District Rev.:
Series 2009 A:
5.25% 7/1/18	230,000	231,134
5.5% 7/1/19	390,000	404,192
6% 7/1/29	1,000,000	1,035,880
Series 2010 A, 5.25% 7/1/30	1,900,000	2,005,203
Yuba City Unified School District Series A, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	896,840

TOTAL CALIFORNIA		169,129,164

Colorado - 1.0%
Colorado Health Facilities Auth.:
(Parkview Episcopal Med. Ctr., Co. Proj.) Series 2017:
5% 9/1/23	270,000	301,909
5% 9/1/24	225,000	254,221
5% 9/1/25	260,000	297,474
5% 9/1/28	1,600,000	1,833,440
(Parkview Med. Ctr., Inc. Proj.) Series 2016, 5% 9/1/46	3,700,000	3,997,850
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	2,000,000	1,901,740
0% 7/15/22 (Escrowed to Maturity)	4,500,000	4,055,490
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/20	1,450,000	1,537,580
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2017C-2, 5%, tender 3/1/22 (a)	3,825,000	4,142,666
Denver City & County Arpt. Rev. Series 2017 B, 5% 11/15/33	6,500,000	7,547,735
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090,000	1,988,844
Series 2010 C, 5.375% 9/1/26	1,000,000	1,070,530
Univ. of Colorado Enterprise Sys. Rev.:
Series 2009 A, 5.5% 6/1/26 (Pre-Refunded to 6/1/19 @ 100)	1,250,000	1,298,425
Series 2016 A, 5% 6/1/47	3,115,000	3,525,588

TOTAL COLORADO		33,753,492

Connecticut - 1.5%
Connecticut Gen. Oblig.:
Series 2016 B, 5% 5/15/27	10,000,000	11,198,800
Series 2016 E:
5% 10/15/26	2,030,000	2,287,506
5% 10/15/29	2,930,000	3,269,587
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/34	1,050,000	1,176,893
5% 7/1/35	1,200,000	1,342,020
5% 7/1/36	400,000	446,008
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/37	1,555,000	1,731,275
Bonds Series 2010 A, 1.8%, tender 2/9/21 (a)	10,560,000	10,469,501
Series 2016 K, 4% 7/1/46	4,465,000	4,219,380
Series K1:
5% 7/1/31 (e)	1,400,000	1,580,796
5% 7/1/35 (e)	1,180,000	1,314,201
Connecticut State Revolving Fund Gen. Rev. Series 2017 A:
5% 5/1/33	3,125,000	3,633,375
5% 5/1/35	2,325,000	2,681,353
Hbr. Point Infra Impt. District Series 2017:
5% 4/1/30 (c)	2,430,000	2,652,491
5% 4/1/39 (c)	3,125,000	3,313,844
New Haven Gen. Oblig. Series 2016 A:
5% 8/15/19 (Escrowed to Maturity)	260,000	269,914
5% 8/15/19 (FSA Insured)	1,990,000	2,059,172
5% 8/15/25 (FSA Insured)	570,000	638,149

TOTAL CONNECTICUT		54,284,265

Delaware - 0.4%
Delaware Trans. Auth. (U.S. 301 Proj.) Series 2015, 5% 6/1/55	13,000,000	14,170,650
District Of Columbia - 0.8%
District of Columbia Gen. Oblig. Series 2017 A, 5% 6/1/33	2,300,000	2,675,130
District of Columbia Hosp. Rev. Series 2015:
5% 7/15/29	4,000,000	4,570,040
5% 7/15/30	6,495,000	7,386,958
District of Columbia Income Tax Rev. Series 2011 A, 5% 12/1/36	2,340,000	2,544,984
District of Columbia Rev. Series B, 4.75% 6/1/32	800,000	835,760
Washington Convention & Sports Auth. Series 2018 A, 5% 10/1/22	5,250,000	5,834,640
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/33	4,545,000	5,272,382

TOTAL DISTRICT OF COLUMBIA		29,119,894

Florida - 12.6%
Brevard County School Board Ctfs. of Prtn.:
Series 2014, 5% 7/1/27	1,700,000	1,921,629
Series 2015 C:
5% 7/1/25	1,375,000	1,587,438
5% 7/1/27	1,455,000	1,656,357
Broward County Arpt. Sys. Rev.:
Series 2012 P-2, 5% 10/1/21	1,630,000	1,779,275
series 2012 Q1, 5% 10/1/22	2,000,000	2,223,600
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	1,595,000	1,851,970
(Broward County School District) Series 2012 A, 5% 7/1/24	4,345,000	4,766,465
Series 2012 A, 5% 7/1/24 (Pre-Refunded to 7/1/22 @ 100)	4,485,000	4,974,358
Series 2015 A:
5% 7/1/24	940,000	1,071,139
5% 7/1/26	3,635,000	4,163,384
Series 2015 B, 5% 7/1/25	1,560,000	1,799,928
Series 2016, 5% 7/1/32	1,020,000	1,162,739
Central Expwy Auth. Sr Lien Orlando & Orange County Expressway Auth. Rev. Series 2017:
5% 7/1/37	5,500,000	6,294,805
5% 7/1/38	3,000,000	3,418,170
5% 7/1/39	1,250,000	1,421,050
Citizens Property Ins. Corp.:
Series 2011 A1, 5% 6/1/20	1,000,000	1,059,350
Series 2012 A1, 5% 6/1/21	4,525,000	4,900,304
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	8,060,000	8,858,746
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/29	6,380,000	7,223,181
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	4,300,000	4,568,922
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2011 E, 5% 6/1/24	2,385,000	2,585,030
Series A, 5.5% 6/1/38 (Pre-Refunded to 6/1/18 @ 101)	700,000	709,121
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	2,600,000	2,866,942
Series 2015 C, 5% 10/1/35	2,000,000	2,184,800
Florida Muni. Pwr. Agcy. Rev.:
(Pwr. Supply Proj.) Series 2017 A:
5% 10/1/26	4,000,000	4,684,960
5% 10/1/27	5,000,000	5,927,400
5% 10/1/28	400,000	479,804
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	985,000	1,136,050
5% 10/1/31	1,075,000	1,232,939
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	1,125,000	1,231,965
Series 2015 B, 5% 10/1/29	1,250,000	1,422,163
Gainesville Utils. Sys. Rev. Series 2017 A:
5% 10/1/30	2,810,000	3,320,970
5% 10/1/31	2,100,000	2,470,440
5% 10/1/35	5,000,000	5,788,050
Halifax Hosp. Med. Ctr. Rev.:
4% 6/1/27	585,000	607,283
5% 6/1/24	835,000	935,050
5% 6/1/28	655,000	732,676
5% 6/1/46	1,225,000	1,306,071
Highlands County Health Facilities Auth. Rev. Series 2008:
6% 11/15/37	4,990,000	5,317,095
6% 11/15/37 (Pre-Refunded to 11/15/19 @ 100)	10,000	10,616
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	1,500,000	1,627,050
Hillsborough County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/26	8,000,000	9,190,960
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/24	2,600,000	2,937,376
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2012 A:
4% 10/1/23	175,000	182,882
4% 10/1/23 (Pre-Refunded to 4/1/21 @ 100)	2,160,000	2,278,519
Series Three 2010 D, 5% 10/1/38 (Pre-Refunded to 4/1/20 @ 100)	2,800,000	2,960,720
Jacksonville Fla Health Care F (Baptist Med. Ctr. Proj.) Series 2017:
5% 8/15/26	2,000,000	2,320,080
5% 8/15/34	2,750,000	3,128,235
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	2,250,000	2,474,753
Lake County School Board Ctfs. of Prtn. Series 2014 A, 5% 6/1/29 (FSA Insured)	1,500,000	1,656,795
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.5% 10/1/41	1,500,000	1,613,880
Series 2010 A1, 5.375% 10/1/35	4,240,000	4,545,407
Series 2010, 5.5% 10/1/30	755,000	814,728
Series 2014 A, 5% 10/1/37	8,500,000	9,416,980
Series 2014 B, 5% 10/1/34	2,225,000	2,475,958
Series 2016 A, 5% 10/1/41	8,500,000	9,520,680
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/24	1,000,000	1,108,700
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	3,300,000	3,468,333
Series 2014 A:
5% 7/1/25	1,430,000	1,620,762
5% 7/1/27	1,000,000	1,126,730
5% 7/1/28	2,225,000	2,497,585
5% 7/1/29	1,010,000	1,131,917
5% 7/1/44	18,800,000	20,645,596
Series 2014 B, 5% 7/1/30	2,500,000	2,795,775
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 8/1/21 (AMBAC Insured)	1,500,000	1,512,075
Series 2011 B, 5.625% 5/1/31	2,195,000	2,391,233
Series 2014 D:
5% 11/1/22	2,085,000	2,311,973
5% 11/1/23	5,485,000	6,155,267
5% 11/1/24	6,350,000	7,182,676
5% 11/1/25	6,655,000	7,515,026
Series 2015 A, 5% 5/1/29	12,370,000	13,813,455
Series 2015 B:
5% 5/1/27	13,000,000	14,682,590
5% 5/1/28	7,305,000	8,191,608
Series 2016 A, 5% 5/1/32	10,000,000	11,238,700
Series 2016 B, 5% 8/1/26	4,505,000	5,194,310
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/22	765,000	845,585
5% 7/1/42	800,000	863,464
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	6,000,000	6,754,860
North Brevard County Hosp. District Rev.:
5.75% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	2,285,000	2,322,383
5.75% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	915,000	929,777
5.75% 10/1/43 (Pre-Refunded to 10/1/18 @ 100)	715,000	726,697
5.75% 10/1/43 (Pre-Refunded to 10/1/18 @ 100)	285,000	289,603
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.375% 10/1/23	2,500,000	2,619,875
Series 2012 A, 5% 10/1/42	6,315,000	6,797,340
Series 2012 B, 5% 10/1/42	2,500,000	2,690,950
Orange County School Board Ctfs. of Prtn.:
Series 2015 C, 5% 8/1/28	5,000,000	5,730,900
Series 2016 C, 5% 8/1/33	19,050,000	21,739,860
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/23	1,150,000	1,269,209
Orlando Utils. Commission Util. Sys. Rev. Series 2009 B:
5% 10/1/33	3,540,000	3,634,022
5% 10/1/33 (Pre-Refunded to 4/1/19 @ 100)	2,660,000	2,735,783
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/23	190,000	210,005
5% 12/1/24	380,000	423,628
5% 12/1/31	1,500,000	1,629,345
Palm Beach County School Board Ctfs. of Prtn.:
(Palm Beach County School District Proj.) Series 2018 A:
5% 8/1/24	760,000	867,814
5% 8/1/27	3,375,000	3,991,174
Series 2014 B:
5% 8/1/22	3,025,000	3,351,004
5% 8/1/23	3,550,000	3,998,649
5% 8/1/24	1,500,000	1,712,790
Series 2015 B:
5% 8/1/23	1,500,000	1,689,570
5% 8/1/24	4,135,000	4,721,591
5% 8/1/25	875,000	1,012,235
Series 2015 D:
5% 8/1/28	1,980,000	2,268,031
5% 8/1/29	6,765,000	7,725,292
5% 8/1/30	6,985,000	7,912,887
5% 8/1/31	7,015,000	7,932,211
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (a)	2,600,000	2,600,000
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A, 5% 7/1/26	2,515,000	2,781,766
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/27	500,000	579,510
5% 10/1/28	4,000,000	4,623,760
5% 10/1/30	2,000,000	2,296,580
5% 10/1/32	3,310,000	3,773,201
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	2,375,000	2,448,269
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/29	1,480,000	1,710,495
5% 8/15/32	3,920,000	4,469,270
5% 8/15/35	705,000	793,548
5% 8/15/37	5,000,000	5,611,050
5% 8/15/42	3,400,000	3,792,632
5% 8/15/47	5,200,000	5,778,708
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A:
5% 12/1/29	1,425,000	1,576,193
5% 12/1/36	1,100,000	1,192,235
Series 2015 A, 5% 12/1/40	1,000,000	1,070,650
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B:
5% 10/1/19 (Escrowed to Maturity)	1,420,000	1,480,080
5% 10/1/19 (Escrowed to Maturity)	1,305,000	1,361,154
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/25	900,000	989,442
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A:
5% 8/1/30 (Build America Mutual Assurance Insured)	1,160,000	1,314,118
5% 8/1/31 (Build America Mutual Assurance Insured)	2,215,000	2,501,134
(Master Lease Prog.) Series 2014 B, 5% 8/1/22	810,000	896,597

TOTAL FLORIDA		446,418,475

Georgia - 2.8%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.) Series 1995 5, 2.05%, tender 11/19/21 (a)	2,725,000	2,666,358
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (a)	2,400,000	2,378,232
2.2%, tender 4/2/19 (a)	5,900,000	5,897,286
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity)	4,120,000	3,781,336
Series C, 0% 12/1/21 (Escrowed to Maturity)	3,000,000	2,753,400
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	2,900,000	3,111,903
6.125% 9/1/40	5,575,000	5,943,285
DeKalb County Wtr. & Swr. Rev. Series 2011 A:
5.25% 10/1/36	1,000,000	1,093,550
5.25% 10/1/41	1,900,000	2,074,477
Fulton County Wtr. & Swr. Rev.:
Series 2011, 5% 1/1/23	2,500,000	2,686,800
Series 2013, 5% 1/1/32	10,000,000	11,028,900
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	4,000,000	4,084,680
Series C, 5% 1/1/22	2,900,000	3,156,476
Series GG, 5% 1/1/23	1,600,000	1,771,296
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series R, 5% 10/1/21	1,225,000	1,327,520
Series S, 5% 10/1/24	1,575,000	1,737,855
Main Street Natural Gas, Inc. Bonds Series 2018 C, 4%, tender 12/1/23 (a)(e)	24,120,000	25,596,385
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009 1, 2.05%, tender 11/19/21 (a)	2,750,000	2,690,820
Private Colleges & Univs. Auth. Rev. (The Savannah College of Art and Design Projs.) Series 2014:
5% 4/1/28	2,560,000	2,825,293
5% 4/1/44	10,855,000	11,663,589
Valdosta & Lowndes County Hosp. Series 2007, 5% 10/1/24	1,000,000	1,002,420

TOTAL GEORGIA		99,271,861

Hawaii - 0.1%
Hawaii Gen. Oblig. Series 2017 FK, 5% 5/1/33	4,200,000	4,890,480
Idaho - 0.5%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,900,000	1,943,947
Series 2015 ID:
5% 12/1/24	500,000	569,870
5.5% 12/1/26	1,200,000	1,419,444
5.5% 12/1/27	3,250,000	3,837,438
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Idaho St Garvee proj.) Series 2017 A, 5% 7/15/20	1,115,000	1,184,710
(Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/21	1,660,000	1,800,253
5% 7/15/22	1,850,000	2,044,250
5% 7/15/23	880,000	985,758
5% 7/15/24	705,000	798,300
(Idaho St Garvee proj.) Series 2017 A, 5% 7/15/25	705,000	810,962
(Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/26	500,000	580,895
5% 7/15/27	1,765,000	2,074,899

TOTAL IDAHO		18,050,726

Illinois - 18.3%
Boone & Winnebago County Cmnty. Unit School District 200 Series 2003, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,065,000	1,016,681
Chicago Board of Ed.:
Series 1999 A, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,115,000	1,190,162
Series 2008 C:
5.25% 12/1/23	1,060,000	1,066,339
5.25% 12/1/24	715,000	718,911
Series 2010 F, 5% 12/1/20	570,000	592,623
Series 2011 A:
5% 12/1/41	1,865,000	1,847,077
5.25% 12/1/41	1,510,000	1,510,423
5.5% 12/1/39	2,700,000	2,723,382
Series 2012 A, 5% 12/1/42	2,815,000	2,783,472
Series 2015 C, 5.25% 12/1/39	800,000	802,168
Series 2016 B, 6.5% 12/1/46	400,000	451,548
Series 2017 A, 7% 12/1/46 (c)	1,400,000	1,646,036
Series 2017 C:
5% 12/1/22	1,370,000	1,444,966
5% 12/1/23	2,730,000	2,890,442
5% 12/1/24	1,840,000	1,941,126
5% 12/1/25	1,710,000	1,803,657
5% 12/1/26	500,000	526,710
Series 2017 D, 5% 12/1/24	1,805,000	1,905,268
Chicago Midway Arpt. Rev. Series 2016 B:
4% 1/1/35	815,000	836,630
5% 1/1/36	4,500,000	5,010,885
5% 1/1/37	5,300,000	5,878,972
5% 1/1/41	6,000,000	6,595,920
5% 1/1/46	8,470,000	9,281,426
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 D, 5% 1/1/27	5,175,000	5,664,607
Series 2016 B, 5% 1/1/34	2,835,000	3,156,858
Series 2016 C:
5% 1/1/32	4,750,000	5,340,568
5% 1/1/33	1,305,000	1,461,587
5% 1/1/34	1,510,000	1,681,430
Series 2017 B:
5% 1/1/34	1,515,000	1,706,420
5% 1/1/35	2,540,000	2,850,769
5% 1/1/36	1,650,000	1,845,294
5% 1/1/37	6,400,000	7,152,384
5% 1/1/38	2,250,000	2,507,378
5% 1/1/39	5,000,000	5,560,050
Chicago Transit Auth.:
Series 2014, 5.25% 12/1/49	12,000,000	13,158,000
Series 2017, 5% 12/1/46	1,900,000	2,025,419
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22	980,000	1,071,277
5% 6/1/23	880,000	973,711
5% 6/1/24	1,495,000	1,663,546
5% 6/1/25	745,000	833,849
5% 6/1/26	1,595,000	1,802,813
Chicago Wtr. Rev.:
Series 2008:
5.25% 11/1/33 (Pre-Refunded to 11/1/18 @ 100)	335,000	340,745
5.25% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	9,150,000	9,306,923
Series 2017:
5.25% 11/1/33 (FSA Insured)	445,000	451,074
5.25% 11/1/33 (FSA Insured) (Pre-Refunded to 11/1/18 @ 100)	1,520,000	1,546,068
Cook County Forest Preservation District Series 2012 C:
5% 12/15/22	1,230,000	1,330,073
5% 12/15/37	1,000,000	1,049,990
Cook County Gen. Oblig.:
Series 2010 A:
5.25% 11/15/22	2,065,000	2,212,648
5.25% 11/15/33	13,180,000	13,902,132
Series 2011 A, 5.25% 11/15/28	1,625,000	1,749,053
Series 2012 C:
5% 11/15/23	4,375,000	4,829,388
5% 11/15/24	3,500,000	3,846,185
5% 11/15/25 (FSA Insured)	5,800,000	6,337,370
Series 2016 A, 5% 11/15/29	6,110,000	6,848,210
Des Plaines Pub. Library District 5.5% 1/1/30	4,210,000	4,446,981
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	5,600,000	4,865,672
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35 (Pre-Refunded to 10/1/18 @ 100)	2,400,000	2,438,760
Illinois Fin. Auth. Rev.:
( Bradley Univ. Proj.) Series 2017 C, 5% 8/1/31	1,175,000	1,308,245
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/31	1,480,000	1,535,678
5% 10/1/33	1,500,000	1,694,205
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	2,800,000	2,817,108
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A:
5% 7/15/25	795,000	920,690
5% 7/15/27	1,300,000	1,540,994
5% 7/15/30	1,490,000	1,740,558
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/30	7,630,000	8,009,974
(Presence Health Proj.) Series 2016 C:
5% 2/15/26	1,425,000	1,612,017
5% 2/15/29	2,330,000	2,643,175
5% 2/15/36	2,205,000	2,433,901
(Provena Health Proj.) Series 2010 A, 6% 5/1/28 (Pre-Refunded to 5/1/20 @ 100)	5,300,000	5,709,796
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/49	490,000	520,909
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	1,200,000	1,323,972
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	2,300,000	2,405,685
Series 2009 D, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	1,125,000	1,176,694
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A:
5.5% 8/15/30	750,000	755,438
6% 8/15/23	1,000,000	1,007,300
(Trinity Health Proj.) Series 2011, 5% 12/1/25 (Pre-Refunded to 12/1/21 @ 100)	510,000	558,164
Bonds:
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	1,045,000	1,028,886
Series 2017 B, 5%, tender 12/15/22 (a)	3,045,000	3,389,146
Series 2009 A, 7.75% 8/15/34 (Pre-Refunded to 8/15/19 @ 100)	6,000,000	6,437,220
Series 2010 A:
5.5% 8/15/24 (Pre-Refunded to 2/15/20 @ 100)	1,050,000	1,114,134
5.75% 8/15/29 (Pre-Refunded to 2/15/20 @ 100)	700,000	745,808
Series 2012 A:
5% 5/15/19	1,000,000	1,028,210
5% 5/15/23	700,000	764,533
Series 2012:
4% 9/1/32	3,020,000	2,917,411
5% 9/1/22	800,000	856,432
5% 9/1/32	4,000,000	4,194,680
5% 9/1/38	5,400,000	5,614,650
5% 11/15/43	1,640,000	1,708,782
Series 2013:
4% 5/15/33	700,000	703,619
5% 11/15/24	1,115,000	1,223,791
5% 11/15/27	400,000	436,704
5% 5/15/43	3,750,000	3,919,725
Series 2014, 5% 8/1/38	6,800,000	7,475,648
Series 2015 A:
5% 11/15/31	3,500,000	3,869,495
5% 11/15/45	9,545,000	10,341,339
Series 2015 B, 5% 11/15/23	1,845,000	2,073,946
Series 2015 C:
5% 8/15/35	3,340,000	3,562,143
5% 8/15/44	15,400,000	16,214,814
Series 2016 A:
5% 7/1/33	1,850,000	2,028,969
5% 7/1/34	1,000,000	1,090,830
5% 8/15/34	1,800,000	1,917,936
5.25% 8/15/29	1,015,000	1,127,097
Series 2016 B:
5% 8/15/30	3,000,000	3,420,480
5% 8/15/33	4,585,000	5,145,333
5% 8/15/34	2,415,000	2,690,696
Series 2016 C:
3.75% 2/15/34	725,000	694,057
4% 2/15/36	3,085,000	3,084,846
4% 2/15/41	9,595,000	9,495,404
5% 2/15/21	4,080,000	4,340,222
5% 2/15/22	3,600,000	3,894,624
5% 2/15/24	325,000	359,642
5% 2/15/30	13,250,000	14,976,873
5% 2/15/31	1,000,000	1,125,450
5% 2/15/41	5,375,000	5,890,570
Series 2017 A, 5% 8/1/47	430,000	458,144
Series 2017:
5% 1/1/22	2,795,000	3,066,898
5% 7/1/24	1,375,000	1,568,504
5% 1/1/28	3,075,000	3,607,621
5% 7/1/28	2,745,000	3,213,544
5% 7/1/32	5,145,000	5,916,287
5% 7/1/33	3,365,000	3,855,651
5% 7/1/34	2,765,000	3,143,363
5% 7/1/35	2,290,000	2,594,089
7.75% 8/15/34 (Pre-Refunded to 8/15/19 @ 100)	60,000	64,372
Illinois Gen. Oblig.:
Serie 2014, 5% 4/1/24	3,945,000	4,093,963
Series 2006:
5% 1/1/19	1,500,000	1,520,400
5.5% 1/1/31	1,945,000	2,095,951
Series 2010:
5% 1/1/21 (FSA Insured)	900,000	933,129
5% 1/1/23 (FSA Insured)	2,100,000	2,166,549
Series 2012 A:
4% 1/1/23	1,220,000	1,224,904
5% 1/1/33	1,700,000	1,718,581
Series 2012:
5% 8/1/19	900,000	921,942
5% 8/1/21	1,695,000	1,761,224
5% 3/1/23	1,500,000	1,558,110
5% 8/1/23	1,675,000	1,743,809
5% 3/1/28	650,000	662,422
5% 3/1/36	1,000,000	1,008,600
Series 2013 A, 5% 4/1/35	900,000	907,371
Series 2013, 5.5% 7/1/38	2,000,000	2,058,620
Series 2014:
5% 2/1/23	1,850,000	1,927,534
5% 2/1/25	2,245,000	2,333,386
5% 2/1/27	1,075,000	1,104,616
5% 4/1/28	580,000	594,587
5% 5/1/28	3,325,000	3,408,025
5% 5/1/32	1,400,000	1,418,802
5% 5/1/33	1,600,000	1,618,160
5.25% 2/1/29	3,000,000	3,097,290
5.25% 2/1/30	2,700,000	2,780,676
5.25% 2/1/31	1,305,000	1,340,679
Series 2016:
5% 2/1/23	880,000	916,881
5% 6/1/25	4,465,000	4,648,378
5% 6/1/26	610,000	635,065
5% 2/1/27	4,345,000	4,522,711
5% 2/1/28	3,495,000	3,625,084
5% 2/1/29	3,285,000	3,395,245
Series 2017 D, 5% 11/1/26	16,600,000	17,275,952
Illinois Health Facilities Auth. Rev. (Delnor-Cmnty. Hosp. Proj.) 5.25% 5/15/32 (Pre-Refunded to 5/15/18 @ 100)	590,000	590,743
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/23	1,075,000	1,190,498
5% 2/1/29	10,000,000	11,252,000
5% 2/1/31	1,890,000	2,112,302
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2013 A, 5% 1/1/38	20,000,000	21,791,800
Series 2015 A:
5% 1/1/37	1,700,000	1,876,120
5% 1/1/40	6,700,000	7,385,142
Series 2015 B, 5% 1/1/40	3,800,000	4,215,112
Series 2016 A:
5% 12/1/31	945,000	1,076,279
5% 12/1/32	6,700,000	7,606,175
Series 2016 B, 5% 1/1/41	13,000,000	14,481,220
Jersey & Greene Counties Cmnty. Unit School District #100 Series 2003, 0% 12/1/18 (FSA Insured)	1,100,000	1,086,987
Joliet School District #86 Gen. Oblig. Series 2002:
0% 11/1/19 (FSA Insured)	2,260,000	2,177,804
0% 11/1/20 (FSA Insured)	3,850,000	3,608,605
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2004, 0% 2/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,025,000	4,481,195
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2015:
5% 1/1/27	1,500,000	1,688,610
5% 1/1/28	2,780,000	3,118,799
6.5% 1/1/20 (AMBAC Insured)	310,000	331,703
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/33	10,875,000	12,089,955
Lake County Cmnty. Unit School District #95, Lake Zurich Series 2000 B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	2,966,550
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	1,600,000	1,320,400
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	4,260,000	3,550,540
0% 1/15/25	4,440,000	3,565,364
0% 1/15/26	3,335,000	2,585,926
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,500,000	4,766,560
0% 6/15/44 (FSA Insured)	19,125,000	5,568,818
0% 6/15/45 (FSA Insured)	12,145,000	3,346,433
0% 6/15/47 (FSA Insured)	5,760,000	1,430,957
Series 2012 B, 0% 12/15/51	5,900,000	999,106
Series 2017 B:
5% 12/15/28	2,000,000	2,173,300
5% 12/15/32	900,000	966,033
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/23	1,250,000	1,379,363
5% 6/1/24	1,635,000	1,824,137
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015,000	1,911,288
Series 2010 A:
5% 4/1/25	1,700,000	1,782,161
5.25% 4/1/30	1,020,000	1,070,714
Series 2013:
6% 10/1/42	1,935,000	2,163,543
6.25% 10/1/38	1,900,000	2,153,593
Will County Cmnty. Unit School District #365-U:
Series 2007 B, 0% 11/1/26 (FSA Insured)	3,175,000	2,374,170
0% 11/1/18 (Escrowed to Maturity)	945,000	935,607
0% 11/1/18 (FSA Insured)	4,085,000	4,042,802
0% 11/1/19 (Escrowed to Maturity)	1,290,000	1,248,797
0% 11/1/19 (FSA Insured)	8,310,000	8,012,502
Will County Illinois Series 2016, 5% 11/15/41	13,255,000	14,506,802

TOTAL ILLINOIS		646,354,338

Indiana - 2.2%
Beech Grove School Bldg. Corp. Series 1996, 5.625% 7/5/24 (Escrowed to Maturity)	2,405,000	2,640,666
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Pre-Refunded to 1/15/20 @ 100)	3,100,000	3,332,283
Indiana Fin. Auth. Hosp. Rev.:
( Parkview Health Sys. Proj.) Series 2017 A, 5% 11/1/24	1,000,000	1,143,910
(Parkview Health Sys. Proj.) Series 2017 A:
5% 11/1/25	1,000,000	1,159,570
5% 11/1/28	450,000	537,246
5% 11/1/29	1,400,000	1,682,660
5% 11/1/30	315,000	380,621
Indiana Fin. Auth. Rev.:
Series 2012:
5% 3/1/25	1,000,000	1,083,890
5% 3/1/30	500,000	539,860
5% 3/1/41	2,590,000	2,753,818
Series 2015 A, 5.25% 2/1/32	2,940,000	3,388,526
Series 2015, 5% 3/1/36	4,500,000	4,958,415
Series 2016:
5% 9/1/27	1,850,000	2,125,280
5% 9/1/31	1,835,000	2,073,348
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A:
5% 10/1/24	850,000	942,395
5% 10/1/37	1,700,000	1,843,191
Series 2014 A:
5% 10/1/25	1,200,000	1,375,968
5% 10/1/26	1,750,000	2,003,278
(CWA Auth. Proj.) Series 2014 A, 5% 10/1/27	1,750,000	1,998,833
(CWA Auth. Proj.) Series 2015 A:
5% 10/1/29	2,295,000	2,606,799
5% 10/1/45	12,700,000	14,187,424
Series 2011 A, 5.25% 10/1/26	1,000,000	1,095,270
Series 2011 B, 5% 10/1/41	2,000,000	2,152,400
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2011 A, 5% 1/1/21	800,000	859,344
Series 2017 A:
5% 1/1/32	4,000,000	4,633,920
5% 1/1/34	2,000,000	2,288,200
Indianapolis Thermal Energy Sys. Series 2010 B, 5% 10/1/19	8,390,000	8,733,067
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 1/15/30	4,300,000	4,731,892
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B, 5% 7/1/27 (Pre-Refunded to 7/1/19 @ 100)	1,220,000	1,264,445

TOTAL INDIANA		78,516,519

Kansas - 0.6%
Johnson City Usd # 232 Series 2015 A, 5% 9/1/22	1,390,000	1,546,236
Johnson County Unified School District # 233:
Series 2016 A:
5% 9/1/21	750,000	819,593
5% 9/1/23	1,000,000	1,134,160
Series 2016 B:
5% 9/1/22	1,600,000	1,783,344
5% 9/1/23	290,000	328,906
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A, 5% 9/1/26	4,020,000	4,419,508
Series 2016 A:
5% 9/1/40	4,200,000	4,646,964
5% 9/1/45	5,125,000	5,652,875

TOTAL KANSAS		20,331,586

Kentucky - 1.5%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/40	1,200,000	1,260,420
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/19	1,000,000	1,019,730
5% 1/1/20	485,000	507,543
5% 1/1/24	800,000	894,672
5% 1/1/27	1,500,000	1,690,845
5% 1/1/33	1,300,000	1,452,256
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2017 B:
5% 8/15/32	2,680,000	2,951,564
5% 8/15/33	1,325,000	1,454,890
5% 8/15/35	1,500,000	1,633,530
Kentucky Econ. Dev. Fin. Auth. Rev. Louisville Arena Auth., Inc. Series 2017A, 5% 12/1/47 (FSA Insured)	855,000	923,853
Kentucky State Property & Buildings Commission Rev. Series 2016 B, 5% 11/1/26	11,400,000	12,979,812
Louisville & Jefferson County:
Series 2013 A:
5.5% 10/1/33	1,275,000	1,429,772
5.75% 10/1/38	3,105,000	3,487,412
Series 2016 A:
5% 10/1/31	6,400,000	7,203,520
5% 10/1/32	7,745,000	8,675,020
5% 10/1/33	4,400,000	4,911,280
Louisville/Jefferson County Metropolitan Gov. Series 2012 A:
5% 12/1/28	405,000	432,030
5% 12/1/30	405,000	430,438
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	1,000,000	1,091,400

TOTAL KENTUCKY		54,429,987

Louisiana - 0.6%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/20	3,750,000	3,970,988
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	800,000	843,760
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/25	445,000	512,400
5% 12/15/27	2,000,000	2,301,760
5% 12/15/29	1,200,000	1,371,264
New Orleans Gen. Oblig. Series 2012:
5% 12/1/24	2,455,000	2,696,695
5% 12/1/25	2,400,000	2,629,776
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/21	610,000	657,281
5% 5/15/23	2,500,000	2,772,750
5.5% 5/15/29	5,000,000	5,182,200

TOTAL LOUISIANA		22,938,874

Maine - 0.4%
Maine Health & Higher Ed. Facilities Auth. Rev. (Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	1,730,000	1,763,770
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2008 D, 5.75% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	545,000	548,504
Series 2016 A:
4% 7/1/41	1,165,000	1,019,212
4% 7/1/46	1,505,000	1,293,036
5% 7/1/41	480,000	492,586
5% 7/1/46	330,000	338,201
Series 2017 D:
5.75% 7/1/38	275,000	276,713
5.75% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	980,000	986,301
Maine Tpk. Auth. Tpk. Rev.:
Series 2015, 5% 7/1/37	1,700,000	1,903,694
Series 2018:
5% 7/1/33	700,000	817,159
5% 7/1/34	1,000,000	1,159,790
5% 7/1/35	1,100,000	1,272,667
5% 7/1/36	2,000,000	2,308,300

TOTAL MAINE		14,179,933

Maryland - 0.3%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	1,655,000	1,825,631
Series 2010, 5.625% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	1,100,000	1,183,270
Series 2015, 5% 7/1/40	2,000,000	2,125,960
Series 2016 A:
4% 7/1/42	780,000	758,737
5% 7/1/35	2,055,000	2,243,176
5% 7/1/38	1,125,000	1,217,295
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017:
2.5% 11/1/24	875,000	837,830
3% 11/1/25	640,000	626,925
5% 11/1/30	230,000	253,129

TOTAL MARYLAND		11,071,953

Massachusetts - 1.8%
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	1,015,000	1,126,823
(Tufts Med. Ctr. Proj.) Series 2011, 6.75% 1/1/36	400,000	445,944
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/30	1,165,000	1,293,173
5% 10/1/33	1,355,000	1,488,522
Series 2015 D, 5% 7/1/44	2,575,000	2,758,726
Series 2016 A, 5% 1/1/47	6,945,000	7,485,877
Series BB1, 5% 10/1/46	4,230,000	4,761,077
Massachusetts Dev. Fina (Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L:
4% 7/1/44	10,000,000	9,745,900
5% 7/1/44	2,225,000	2,422,691
Massachusetts Gen. Oblig.:
Series 2017 A:
5% 4/1/33	3,280,000	3,800,798
5% 4/1/36	1,280,000	1,467,046
5% 4/1/47	10,940,000	12,365,810
Series 2017 D:
5% 2/1/33	3,265,000	3,774,862
5% 2/1/34	5,960,000	6,851,080
5% 2/1/35	2,850,000	3,269,007
Massachusetts Health & Edl. Facilities Auth. Rev. (CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33 (Pre-Refunded to 7/1/18 @ 100)	1,000,000	1,005,500

TOTAL MASSACHUSETTS		64,062,836

Michigan - 3.6%
Detroit Swr. Disp. Rev. Series 2001 E, 5.75% 7/1/31 (Pre-Refunded to 7/1/18 @ 100)	615,000	618,954
Detroit Wtr. Supply Sys. Rev.:
Series 2006 B, 7% 7/1/36 (Pre-Refunded to 7/1/19 @ 100)	1,400,000	1,480,584
Series 2009, 6.25% 7/1/36 (Pre-Refunded to 7/1/19 @ 100)	1,500,000	1,574,355
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 5% 5/15/28	1,455,000	1,639,276
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	1,000,000	1,094,510
Lincoln Consolidated School District Series 2008, 5% 5/1/19 (FSA Insured)	1,355,000	1,355,000
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 2015 I:
5% 4/15/27	14,000,000	16,079,000
5% 4/15/28	2,000,000	2,289,760
Series 2016 I, 5% 4/15/24	705,000	801,077
Series IA, 5.375% 10/15/41	1,000,000	1,095,570
Michigan Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2017:
5% 12/1/35	9,085,000	10,424,947
5% 12/1/42	1,035,000	1,167,604
Series 2012 A:
4.125% 6/1/32 (Pre-Refunded to 6/1/22 @ 100)	2,350,000	2,513,255
5% 6/1/20 (Escrowed to Maturity)	750,000	793,568
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	1,100,000	1,213,674
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	2,400,000	2,648,016
Series 2012:
5% 11/15/36	1,300,000	1,412,931
5% 11/15/42	2,950,000	3,173,817
Series 2013, 5% 8/15/29	3,865,000	4,271,946
Series 2015 MI, 5% 12/1/25	3,000,000	3,467,010
Series 2016, 5% 11/15/32	4,815,000	5,423,375
Michigan Gen. Oblig. Series 2016, 5% 3/15/26	7,500,000	8,709,600
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C, 5% 12/1/32	345,000	400,828
Bonds (Ascension Health Cr. Group Proj.) Series F5:
1.9%, tender 4/1/21 (a)	4,395,000	4,345,688
2.4%, tender 3/15/23 (a)	1,720,000	1,709,783
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	125,000	128,428
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds Series CC, 1.45%, tender 9/1/21 (a)	6,380,000	6,140,112
Portage Pub. Schools Series 2016:
5% 11/1/33	1,000,000	1,133,670
5% 11/1/36	1,250,000	1,395,500
5% 11/1/37	1,000,000	1,115,660
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39 (Pre-Refunded to 9/1/18 @ 100)	900,000	919,062
Warren Consolidated School District Series 2016:
5% 5/1/28	4,100,000	4,614,017
5% 5/1/29	4,230,000	4,741,322
Wayne County Arpt. Auth. Rev.:
Series 2015 D:
5% 12/1/30	1,300,000	1,461,031
5% 12/1/31	2,300,000	2,576,667
5% 12/1/40 (FSA Insured)	3,000,000	3,301,470
Series 2015 G:
5% 12/1/31	1,500,000	1,680,435
5% 12/1/32	1,500,000	1,677,210
5% 12/1/33	2,000,000	2,229,180
Series 2015, 5% 12/1/29	1,600,000	1,806,240
Series 2017 A:
5% 12/1/28	600,000	694,392
5% 12/1/29	550,000	633,078
5% 12/1/30	700,000	802,620
5% 12/1/33	350,000	396,676
5% 12/1/37	500,000	560,155
5% 12/1/37	270,000	301,320
Series 2017 C, 5% 12/1/28	1,100,000	1,278,002
Western Michigan Univ. Rev.:
5.25% 11/15/19 (Assured Guaranty Corp. Insured)	3,015,000	3,071,381
5.25% 11/15/22 (Assured Guaranty Corp. Insured)	4,640,000	4,725,747

TOTAL MICHIGAN		127,087,503

Minnesota - 0.4%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/21	1,500,000	1,508,475
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/27	1,285,000	1,437,684
Series 2017:
3% 5/1/19	1,000,000	1,007,550
4% 5/1/22	500,000	528,950
5% 5/1/23	500,000	555,645
5% 5/1/24	1,200,000	1,349,040
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2017 A:
5% 11/15/20	675,000	726,044
5% 11/15/24	1,780,000	2,042,158
5% 11/15/25	1,365,000	1,577,776
Minneapolis Health Care Sys. Rev.:
6.5% 11/15/38	845,000	866,041
6.5% 11/15/38 (Pre-Refunded to 11/15/18 @ 100)	155,000	158,894
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/40 (Pre-Refunded to 11/15/25 @ 100)	700,000	818,468
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/21 (Pre-Refunded to 1/1/19 @ 100)	1,915,000	1,954,698

TOTAL MINNESOTA		14,531,423

Missouri - 0.6%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/29	1,470,000	1,629,113
Hannibal Indl. Dev. Auth. Health Facilities Rev. (Hannibal Reg'l. Healthcare Sys. Proj.) Series 2017:
5% 10/1/42	3,425,000	3,733,456
5% 10/1/47	2,125,000	2,305,880
Kansas City Santn Swr. Sys. R Series 2018 B:
5% 1/1/21 (e)	575,000	605,228
5% 1/1/26 (e)	240,000	270,857
5% 1/1/28 (e)	500,000	585,010
5% 1/1/33 (e)	475,000	538,441
Kansas City Spl. Oblig.:
4% 9/1/18	400,000	402,824
5% 9/1/21	295,000	306,437
5% 9/1/22	500,000	519,115
5% 9/1/23	400,000	415,292
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/21	125,000	125,341
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	400,000	402,184
3.25% 2/1/28	400,000	404,896
4% 2/1/40	400,000	404,500
5% 2/1/34	3,115,000	3,462,198
5% 2/1/36	1,200,000	1,328,856
5% 2/1/45	1,900,000	2,072,045

TOTAL MISSOURI		19,511,673

Nebraska - 0.3%
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Proj.) Series 2017, 4% 7/1/33	775,000	823,244
Nebraska Pub. Pwr. District Rev.:
Series 2016 A:
5% 1/1/32	1,670,000	1,897,103
5% 1/1/34	1,000,000	1,127,960
Series 2016 B, 5% 1/1/32	5,000,000	5,679,950

TOTAL NEBRASKA		9,528,257

Nevada - 1.1%
Carson City Hosp. Rev. (Carson Tahoe Hosp. Proj.) Series 2017:
5% 9/1/37	2,705,000	2,955,645
5% 9/1/42	6,665,000	7,217,195
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2011 C, 5% 6/1/24	1,900,000	2,057,586
Series 2012 B, 5% 6/1/42	3,260,000	3,532,047
Series 2016 A:
5% 6/1/35	4,150,000	4,725,605
5% 6/1/36	6,000,000	6,818,400
Series 2016 B:
5% 6/1/34	7,495,000	8,551,870
5% 6/1/36	2,700,000	3,068,280

TOTAL NEVADA		38,926,628

New Hampshire - 1.1%
New Hampshire Health & Ed. Facilities Auth.:
(Concord Hosp.) Series 2017, 5% 10/1/42	2,000,000	2,201,700
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/32	250,000	283,160
5% 8/1/34	3,000,000	3,368,760
(Dartmouth-Hitchcock Oblgtd Grp Proj.):
Series 2018 A:
5% 8/1/31	1,300,000	1,482,858
5% 8/1/36	2,000,000	2,238,840
5% 8/1/37	2,400,000	2,688,696
Series 2018, 5% 8/1/35	2,750,000	3,078,405
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/41	2,100,000	2,359,959
Series 2017 A, 5.25% 7/1/27 (c)	190,000	191,830
Series 2017 B, 4.125% 7/1/24 (c)	965,000	971,562
Series 2017 C, 3.5% 7/1/22 (c)	320,000	320,714
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/23	1,000,000	1,046,820
4% 7/1/32	900,000	918,666
Series 2016:
4% 10/1/38	1,165,000	1,141,059
5% 10/1/28	3,000,000	3,355,590
5% 10/1/32	5,160,000	5,672,388
5% 10/1/38	3,765,000	4,056,712
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 10/1/19	2,890,000	3,015,599
5% 2/1/20	1,300,000	1,366,833

TOTAL NEW HAMPSHIRE		39,760,151

New Jersey - 3.1%
New Jersey Ctfs. of Prtn. Series 2009 A:
5.125% 6/15/24 (Pre-Refunded to 6/15/19 @ 100)	1,500,000	1,553,130
5.25% 6/15/28 (Pre-Refunded to 6/15/19 @ 100)	1,000,000	1,036,800
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.):
Series 2015 XX, 5% 6/15/25	6,215,000	6,744,704
Series 2017 B, 5% 11/1/24	10,000,000	10,889,200
Series 2011 EE:
5% 9/1/20	1,255,000	1,317,988
5% 9/1/20 (Escrowed to Maturity)	3,395,000	3,621,684
Series 2013:
5% 3/1/23	7,040,000	7,576,589
5% 3/1/24	6,200,000	6,618,252
5% 3/1/25	700,000	744,660
Series 2015 XX:
5% 6/15/22	1,525,000	1,630,713
5% 6/15/26	15,000,000	16,278,450
Series 2016 AAA:
5% 6/15/41	2,510,000	2,657,563
5.5% 6/15/30	4,995,000	5,664,979
Series 2016 BBB, 5% 6/15/22	3,120,000	3,336,278
6% 12/15/34 (Pre-Refunded to 12/15/18 @ 100)	30,000	30,783
New Jersey Edl. Facility Series 2016 A, 5% 7/1/29	2,625,000	2,900,415
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016 A:
5% 7/1/20	500,000	526,695
5% 7/1/21	1,155,000	1,240,447
5% 7/1/22	155,000	169,330
5% 7/1/23	550,000	607,503
5% 7/1/24	435,000	484,129
5% 7/1/25	1,055,000	1,184,290
5% 7/1/25	470,000	527,599
5% 7/1/26	155,000	175,018
5% 7/1/27	235,000	264,810
5% 7/1/28	685,000	768,234
5% 7/1/30	1,000,000	1,133,760
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	1,300,000	1,417,286
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	439,988
Series 2014 AA, 5% 6/15/24	15,000,000	16,298,100
Series 2016 A:
5% 6/15/27	945,000	1,043,696
5% 6/15/29	3,550,000	3,891,830
Series 2016 A-2, 5% 6/15/23	2,495,000	2,707,898
Series AA, 5% 6/15/25	2,380,000	2,590,654

TOTAL NEW JERSEY		108,073,455

New Mexico - 0.1%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/18	3,000,000	3,056,370
New York - 5.8%
Dorm. Auth. New York Univ. Rev.:
(Memorial Sloan-Kettring Cancer Ctr.) Series 2017 1, 5% 7/1/42	1,555,000	1,761,193
Series 2016 A, 5% 7/1/32	2,500,000	2,811,875
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2012 A:
5.75% 2/15/47	1,975,000	2,135,528
5.75% 2/15/47 (Pre-Refunded to 2/15/21 @ 100)	95,000	104,577
Series 2017 A:
5% 2/15/33	3,595,000	4,134,574
5% 2/15/35	7,300,000	8,323,168
5% 2/15/39	10,000,000	11,319,600
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2017:
5% 9/1/33	500,000	571,650
5% 9/1/35	2,000,000	2,267,620
5% 9/1/36	1,135,000	1,283,957
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	9,800,000	10,533,824
New York City Gen. Oblig.:
Series 2009, 5.625% 4/1/29	85,000	87,909
Series 2012 A1, 5% 8/1/24	2,720,000	2,951,989
Series 2014 J, 5% 8/1/23	3,400,000	3,842,238
Series 2015 C, 5% 8/1/27	1,600,000	1,832,976
Series 2016 C and D, 5% 8/1/28	1,500,000	1,733,985
Series 2016 E, 5% 8/1/28	2,550,000	2,970,674
Series F, 5% 4/1/34	6,000,000	6,949,800
New York City Indl. Dev. Agcy. Rev.:
(Queens Ballpark Co. LLC Proj.) Series 2006, 5% 1/1/22 (AMBAC Insured)	1,000,000	1,002,660
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	1,000,000	1,007,390
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 CC, 5% 6/15/34	3,585,000	3,598,300
Series 2011 EE, 5.375% 6/15/43	18,850,000	20,394,946
Series 2012 EE, 5.25% 6/15/30	6,300,000	7,042,077
Series 2013 EE, 5% 6/15/47	11,710,000	12,860,039
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
(New York State Gen. Oblig. Proj.) Series 2018 S-1, 5% 7/15/32	7,500,000	8,685,075
Series S1, 5% 7/15/27	2,000,000	2,208,320
New York City Transitional Fin. Auth. Rev.:
Series 2015 E1, 5% 2/1/41	1,615,000	1,792,149
Series 2016 A, 5% 5/1/40	1,950,000	2,191,547
Series 2017 B, 5% 8/1/40	2,000,000	2,254,420
Series 2017 E, 5% 2/1/39	6,440,000	7,302,252
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/28	7,205,000	8,285,678
5% 11/15/29	5,000,000	5,717,100
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	2,000,000	2,218,400
New York Dorm. Auth. Sales Tax Rev. Series 2016 A:
5% 3/15/31	4,400,000	5,106,948
5% 3/15/32	1,945,000	2,244,977
5% 3/15/34	3,200,000	3,660,288
New York Metropolitan Trans. Auth. Rev.:
Series 2012 D, 5% 11/15/25	9,500,000	10,551,175
Series 2012 F, 5% 11/15/24	4,600,000	5,119,478
Series 2014 B, 5.25% 11/15/44	2,215,000	2,481,775
Series 2014 C, 5% 11/15/21	2,500,000	2,735,975
Series 2016 B, 5% 11/15/21	1,950,000	2,134,061
Series 2016, 6.5% 11/15/28	695,000	712,757
Series 2017 C-2:
0% 11/15/29	2,275,000	1,548,957
0% 11/15/33	5,600,000	3,192,504
New York State Dorm. Auth. Series A:
5% 2/15/34	80,000	81,835
5% 2/15/34 (Pre-Refunded to 2/15/19 @ 100)	1,670,000	1,712,284
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	3,700,000	4,244,455
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	3,130,000	3,624,790
Triborough Bridge & Tunnel Auth. Revs. 5% 11/15/22	1,970,000	2,211,404

TOTAL NEW YORK		203,541,153

North Carolina - 1.1%
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/35	2,000,000	2,309,660
5% 7/1/42	2,875,000	3,287,994
Series 2017 C:
4% 7/1/36	1,500,000	1,570,305
4% 7/1/37	1,500,000	1,569,090
5% 7/1/29	2,575,000	3,048,285
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003, 5.5% 11/1/26 (FSA Insured)	1,200,000	1,220,376
Series 2012, 5% 11/1/41	1,630,000	1,710,538
New Hanover County Hosp. Rev. Series 2017, 5% 10/1/29	3,500,000	4,060,980
North Carolina Med. Care Cmnty. Health Series 2017:
5% 10/1/30	630,000	647,596
5% 10/1/34	1,000,000	1,022,570
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	2,780,000	2,918,805
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	285,000	290,583
Series 2015 A, 5% 1/1/28	3,500,000	4,025,070
Series 2015 C, 5% 1/1/29	8,000,000	9,176,400
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2010 A, 5% 5/1/32	2,900,000	3,057,238

TOTAL NORTH CAROLINA		39,915,490

North Dakota - 0.2%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	1,500,000	1,565,895
McLean County Solid Waste Facilities Rev. (Great River Energy Projs.) Series 2010 B, 5.15% 7/1/40	3,700,000	3,870,866

TOTAL NORTH DAKOTA		5,436,761

Ohio - 1.9%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	4,200,000	4,548,012
Allen County Hosp. Facilities Rev. Bonds Series 2017 B, 5%, tender 5/5/22 (a)	1,600,000	1,763,872
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.):
Series 2016 A, 5% 2/15/41	4,000,000	4,419,960
Series 2016, 5% 2/15/46	1,280,000	1,408,883
(Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	5,900,000	6,542,097
Series 2012 B:
5% 2/15/42	705,000	755,859
5% 2/15/42 (Pre-Refunded to 2/15/22 @ 100)	195,000	213,831
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/26 (FSA Insured)	500,000	560,615
5% 1/1/27 (FSA Insured)	2,175,000	2,424,755
5% 1/1/31 (FSA Insured)	1,000,000	1,099,650
Cleveland Gen. Oblig. Series C, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,050,000	1,103,813
Columbus City School District 5% 12/1/32	1,000,000	1,148,730
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,284,150
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/26	1,900,000	2,095,928
Lake County Hosp. Facilities Rev.:
Series 2015, 5% 8/15/26	1,170,000	1,321,258
6% 8/15/43	400,000	404,360
6% 8/15/43 (Pre-Refunded to 8/15/18 @ 100)	2,100,000	2,125,032
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37 (Pre-Refunded to 11/15/21 @ 100)	1,900,000	2,174,379
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	4,400,000	4,568,300
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/31	2,500,000	2,939,600
Ohio Tpk. Commission Tpk. Rev.:
(Infastructure Proj.) Series 2005 A, 0% 2/15/42	5,800,000	2,198,606
(Infrastructure Projs.) Series 2018 A, 5% 2/15/32	10,000,000	11,556,200
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	2,300,000	2,351,658
Scioto County Hosp. Facilities Rev. Series 2016, 5% 2/15/29	1,265,000	1,427,274
Wood County Hosp. Facilities Rev. (Wood County Hosp. Assoc. Proj.) Series 2012:
5% 12/1/32	400,000	416,748
5% 12/1/42	505,000	519,327

TOTAL OHIO		65,372,897

Oklahoma - 0.8%
Canadian Cny Edl. Facilities Auth. (Mustang Pub. Schools Proj.) Series 2017:
5% 9/1/26	1,155,000	1,335,168
5% 9/1/28	1,180,000	1,356,528
Grand River Dam Auth. Rev. Series 2014 A, 5% 6/1/39	7,000,000	7,776,790
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/24	1,105,000	1,256,518
5% 10/1/32	1,100,000	1,239,788
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/33	600,000	664,026
5% 8/15/38	1,800,000	1,958,382
5.25% 8/15/43	1,800,000	1,981,728
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/42 (Pre-Refunded to 2/15/22 @ 100)	3,625,000	3,988,878
Series 2012:
5% 2/15/21 (Escrowed to Maturity)	955,000	1,030,350
5% 2/15/24 (Pre-Refunded to 2/15/22 @ 100)	1,800,000	1,980,684
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 A, 5% 1/1/38	3,705,000	4,135,188

TOTAL OKLAHOMA		28,704,028

Oregon - 0.7%
Clackamas County Hosp. Facility Auth.:
(Willamette View Proj.) Series 2017 B, 3% 11/15/22	425,000	426,203
(Williamette View, Inc.) Series 2017 A:
5% 11/15/47 (c)	320,000	343,059
5% 11/15/52 (c)	320,000	341,757
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A:
5.25% 4/1/31	260,000	282,027
5.25% 4/1/31 (Pre-Refunded to 4/1/21 @ 100)	1,640,000	1,785,255
Polk Marion & Benton School District # 13J Series B, 0% 12/15/38	2,115,000	947,964
Washington, Multnomah & Yamhill County School District #1J Series 2017:
5% 6/15/31	2,500,000	2,931,100
5% 6/15/33	1,080,000	1,254,928
5% 6/15/35	3,135,000	3,612,993
5% 6/15/36	3,000,000	3,449,670
5% 6/15/37	4,000,000	4,596,160
5% 6/15/38	3,000,000	3,439,410
Yamhill County School District #029J Newberg Series 2005, 5.5% 6/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,004,320

TOTAL OREGON		24,414,846

Pennsylvania - 3.4%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 4.7% 8/15/19	1,000,000	1,035,770
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/26 (e)	1,000,000	1,151,920
5% 7/15/38 (e)	1,000,000	1,124,750
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2011, 7% 11/15/46 (Pre-Refunded to 11/15/21 @ 100)	1,000,000	1,163,170
Series 2018 A, 5% 11/15/24	1,000,000	1,124,210
Coatesville Area School District Series 2017:
5% 8/1/21 (FSA Insured)	920,000	993,959
5% 8/1/22 (FSA Insured)	260,000	285,808
5% 8/1/23 (FSA Insured)	495,000	552,385
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/29	1,330,000	1,519,592
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	2,450,000	2,339,015
Series B, 1.8%, tender 8/15/22 (a)	3,255,000	3,127,502
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	1,700,000	1,967,682
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2012 A, 5% 6/1/24 (Pre-Refunded to 6/1/22 @ 100)	1,400,000	1,547,546
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	2,345,000	2,582,619
Series 2016 A:
5% 10/1/30	4,350,000	4,845,335
5% 10/1/36	4,430,000	4,793,039
5% 10/1/40	2,045,000	2,191,320
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/35	750,000	827,183
5% 7/1/36	1,000,000	1,100,330
5% 7/1/37	800,000	878,208
5% 7/1/38	750,000	822,038
5% 7/1/43	2,000,000	2,176,820
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B, 5% 7/1/21	1,350,000	1,365,053
Pennsylvania Gen. Oblig.:
Series 2015 1, 5% 3/15/31	2,130,000	2,373,012
Series 2015, 5% 3/15/33	2,460,000	2,719,850
Series 2016, 5% 2/1/29	8,935,000	10,128,716
Series 2017:
5% 1/1/26	10,420,000	11,913,707
5% 1/1/28	5,000,000	5,729,050
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2016:
5% 5/1/29	1,000,000	1,132,150
5% 5/1/31	1,000,000	1,124,620
5% 5/1/35	1,585,000	1,756,592
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A, 5% 12/1/29 (FSA Insured)	5,630,000	6,425,801
Philadelphia Arpt. Rev. Series 2017 A:
5% 7/1/28	500,000	584,825
5% 7/1/29	500,000	582,635
5% 7/1/30	550,000	638,501
5% 7/1/31	600,000	693,420
5% 7/1/32	550,000	632,786
5% 7/1/33	600,000	687,732
5% 7/1/42	2,390,000	2,686,814
5% 7/1/47	2,000,000	2,240,020
Philadelphia Gas Works Rev.:
Series 9:
5.25% 8/1/40	2,325,000	2,461,175
5.25% 8/1/40 (Pre-Refunded to 8/1/20 @ 100)	670,000	716,980
5% 10/1/19	730,000	760,054
5% 8/1/26	1,000,000	1,137,030
5% 8/1/27	1,000,000	1,134,230
5% 8/1/28	2,000,000	2,262,880
Philadelphia School District:
Series 2016 F, 5% 9/1/29	10,000,000	11,283,300
Series 2018 A:
5% 9/1/34	1,450,000	1,629,104
5% 9/1/35	1,000,000	1,120,760
Series 2018 B, 5% 9/1/43	1,395,000	1,535,602
Pittsburgh & Alleg County Parkin Series 2017:
5% 12/15/35	1,125,000	1,248,188
5% 12/15/37	500,000	553,040
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/22 (Pre-Refunded to 6/1/21 @ 100)	1,000,000	1,086,680
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	735,000	821,664

TOTAL PENNSYLVANIA		119,316,172

Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	4,680,000	4,984,668
5% 9/1/36	185,000	193,186
Series 2016:
5% 5/15/20	340,000	357,044
5% 5/15/21	2,000,000	2,139,240
5% 5/15/39	3,275,000	3,512,077

TOTAL RHODE ISLAND		11,186,215

South Carolina - 3.6%
Lancaster County School District ( South Carolina Gen. Oblig. Proj.) Series 2017, 5% 3/1/22	1,845,000	2,038,743
Richland County School District #2 Gen. Oblig. (South Carolina Gen. Oblig. Proj.) Series 2015 A, 5% 2/1/23	2,380,000	2,671,907
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015, 5% 12/1/24	4,535,000	5,119,063
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	2,900,000	3,191,015
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 E, 5.5% 12/1/53	14,025,000	15,294,263
Series 2014 A:
5% 12/1/49	10,765,000	11,424,141
5.5% 12/1/54	14,400,000	15,717,456
Series 2014 C, 5% 12/1/46	19,465,000	20,813,146
Series 2015 A, 5% 12/1/50	2,045,000	2,186,862
Series 2015 E, 5.25% 12/1/55	3,265,000	3,551,765
Series 2016 B:
5% 12/1/35	3,630,000	3,996,557
5% 12/1/36	5,445,000	5,982,204
Series 2016 C:
5% 12/1/22	500,000	549,000
5% 12/1/23	840,000	931,636
5% 12/1/24	515,000	575,106
5% 12/1/25	600,000	676,044
5% 12/1/26	1,000,000	1,132,500
5% 12/1/27	1,600,000	1,805,600
South Carolina Trans. Infrastructure Bank Rev. Series 2015 A, 5% 10/1/23	1,430,000	1,610,709
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	9,915,000	9,776,091
4% 4/15/48	6,915,000	6,819,711
5% 4/15/48	9,380,000	10,240,334

TOTAL SOUTH CAROLINA		126,103,853

South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
Series 2014 B, 5% 11/1/44	5,000,000	5,408,350
Series 2017:
5% 7/1/30	850,000	977,942
5% 7/1/35	725,000	812,616

TOTAL SOUTH DAKOTA		7,198,908

Tennessee - 0.5%
Jackson Hosp. Rev. 5.75% 4/1/41	405,000	406,231
Shelby County Health Edl. & Hsg. Facilities Board Rev.:
( Methodist Le Bonheur Health Proj.) Series 2017 A:
5% 5/1/23	1,600,000	1,790,000
5% 5/1/25	1,300,000	1,493,947
5% 5/1/27	1,230,000	1,446,037
5% 5/1/31	1,260,000	1,453,120
(Methodist Le Bonheur Health Proj.) Series 2017 A:
5% 5/1/29	1,240,000	1,442,790
5% 5/1/30	2,395,000	2,774,344
9 Methodist Le Bonheur Health Proj.) Series 2017 A, 5% 5/1/22	705,000	776,734
Tennessee Engy Acq Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	6,645,000	7,052,671

TOTAL TENNESSEE		18,635,874

Texas - 9.9%
Arlington Spl. Tax Rev. Series 2018 C, 5% 2/15/45	1,730,000	1,823,161
Austin Wtr. & Wastewtr. Sys. Rev. Series 2016, 5% 11/15/37	4,010,000	4,580,783
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/40	2,000,000	2,181,920
5% 1/1/45	1,000,000	1,086,350
Series 2016:
5% 1/1/40	3,000,000	3,278,970
5% 1/1/46	1,800,000	1,953,576
Corpus Christi Util. Sys. Rev. 5% 7/15/23	3,400,000	3,748,432
Cypress-Fairbanks Independent School District:
Series 2014 C, 5% 2/15/44	4,895,000	5,394,877
Series 2016, 5% 2/15/27	1,885,000	2,196,176
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2007, 5.25% 12/1/29	4,150,000	5,103,380
Series 2016 A, 5% 12/1/33	1,625,000	1,848,584
Dallas County Gen. Oblig. Series 2016 5% 8/15/21	2,120,000	2,314,171
Dallas Fort Worth Int'l. Arpt. Rev. Series 2010 A, 5% 11/1/42	5,200,000	5,532,332
Dallas Gen. Oblig. Series 2017:
5% 2/15/29	3,420,000	3,956,153
5% 2/15/30	4,935,000	5,683,886
Dallas Independent School District Bonds Series 2016:
5%, tender 2/15/22 (a)	30,000	33,127
5%, tender 2/15/22 (a)	1,925,000	2,110,897
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,610,000	2,720,873
Granbury Independent School District 0% 8/1/19	1,000,000	976,210
Grand Parkway Trans. Corp. Series 2013 B:
5% 4/1/53	27,390,000	29,609,960
5.25% 10/1/51	25,400,000	27,995,372
5.5% 4/1/53	2,300,000	2,579,197
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	5,200,000	5,651,724
Harris County Tex Toll Rd Rev. (Harris County Toll Road Auth. Proj.) Series 2018 A, 5% 8/15/33	2,000,000	2,325,900
Houston Arpt. Sys. Rev.:
Series 2011 B:
5% 7/1/25	1,460,000	1,580,508
5% 7/1/26	3,000,000	3,246,660
Series 2018 B, 5% 7/1/30	8,250,000	9,733,515
Houston Gen. Oblig. Series 2017 A:
5% 3/1/28	7,000,000	8,179,290
5% 3/1/29	1,080,000	1,260,112
Houston Independent School District Series 2017, 5% 2/15/35	1,600,000	1,833,504
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/28	1,485,000	1,672,288
Series 2016 B, 5% 11/15/33	1,400,000	1,609,468
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/33	1,055,000	1,152,355
5% 10/15/34	1,670,000	1,814,288
5% 10/15/44	835,000	899,237
Lewisville Independent School District 0% 8/15/18	1,025,000	1,019,896
Lower Colorado River Auth. Rev.:
Series 2015 B:
5% 5/15/30	4,500,000	5,036,715
5% 5/15/31	7,200,000	8,029,872
Series 2015 D:
5% 5/15/27	1,500,000	1,699,170
5% 5/15/29	2,150,000	2,415,117
Lubbock Cooper Independent School District:
5.75% 2/15/42 (Pre-Refunded to 2/15/19 @ 100)	4,500,000	4,632,615
6% 2/15/49 (Pre-Refunded to 2/15/19 @ 100)	5,000,000	5,157,050
New Hope Cultural Ed. Facilities Finc (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/28	1,500,000	1,752,105
5% 8/15/47	1,205,000	1,340,117
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/29	2,100,000	2,349,921
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A, 5% 1/1/35	1,300,000	1,472,627
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/30	1,425,000	1,630,314
5% 1/1/34	1,000,000	1,137,650
5% 1/1/36	1,200,000	1,354,512
5% 1/1/37	4,705,000	5,299,477
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	265,000	302,206
5% 1/1/31	370,000	420,043
5% 1/1/33	1,500,000	1,701,615
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	1,700,000	2,019,515
Series 2009 A, 6.25% 1/1/39 (Pre-Refunded to 1/1/19 @ 100)	2,440,000	2,510,614
Series 2009, 6.25% 1/1/39	560,000	575,070
Series 2011 A:
5.5% 9/1/41 (Pre-Refunded to 9/1/21 @ 100)	6,870,000	7,603,373
6% 9/1/41 (Pre-Refunded to 9/1/21 @ 100)	2,100,000	2,357,733
Series 2014 A:
5% 1/1/23	950,000	1,061,008
5% 1/1/24	2,500,000	2,833,725
Series 2015 A, 5% 1/1/32	1,550,000	1,725,026
Series 2015 B, 5% 1/1/31	7,115,000	8,000,462
Series 2016 A:
5% 1/1/31	730,000	831,412
5% 1/1/32	3,000,000	3,399,180
5% 1/1/39	1,000,000	1,114,240
Series 2017 A:
5% 1/1/39	6,300,000	7,129,584
5% 1/1/43	6,500,000	7,316,010
Northside Independent School District Bonds 2%, tender 6/1/21 (a)	1,915,000	1,894,624
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/18	600,000	607,140
San Antonio Elec. & Gas Sys. Rev.:
Series 2012, 5.25% 2/1/25	1,600,000	1,870,480
Series 2017:
5% 2/1/32	1,250,000	1,458,213
5% 2/1/34	1,500,000	1,732,770
San Antonio Independent School District Series 2016, 5% 8/15/31	2,010,000	2,334,917
San Antonio Wtr. Sys. Rev. Series 2012:
5% 5/15/25	3,540,000	3,896,301
5% 5/15/26	7,000,000	7,696,080
Southwest Higher Ed. Auth. Rev.:
(Southern Methodist Univ. Proj.) Series 2016 A:
5% 10/1/40	3,525,000	3,973,063
5% 10/1/45	4,000,000	4,499,040
(Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/32	750,000	867,548
5% 10/1/41	900,000	1,017,477
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
Series 2015, 5% 9/1/30	5,000,000	5,523,900
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	785,000	801,375
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
5% 2/15/25	395,000	453,085
5% 2/15/41	8,335,000	9,296,942
Texas A&M Univ. Rev. Series 2016 C, 5% 5/15/23	3,090,000	3,493,987
Texas Gen. Oblig.:
Series 2014 A, 5% 10/1/44	3,000,000	3,336,540
Series 2016, 5% 4/1/41	3,120,000	3,528,439
Series 2017 A, 5% 10/1/33	6,300,000	7,371,630
Series 2017 B, 5% 10/1/36	1,000,000	1,154,960
Series A, 5% 10/1/23	1,500,000	1,703,385
Texas Private Activity Bond Surface Trans. Corp. (LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	2,100,000	2,304,498
Texas State Univ. Sys. Fing. Rev. Series 2017 A:
5% 3/15/28	3,045,000	3,586,127
5% 3/15/29	2,455,000	2,880,722
5% 3/15/31	2,000,000	2,324,620
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/27	6,000,000	6,958,440
5% 2/15/30	3,455,000	3,965,062
5% 2/15/33	3,500,000	3,967,110
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	940,000	1,097,422

TOTAL TEXAS		348,491,107

Utah - 0.2%
Salt Lake City Arpt. Rev. Series 2017 B:
5% 7/1/34	1,640,000	1,874,192
5% 7/1/35	1,500,000	1,710,360
5% 7/1/36	1,500,000	1,706,535
5% 7/1/37	1,000,000	1,136,840
Utah Associated Muni. Pwr. Sys. Rev. Series 2012 A, 5% 9/1/25 (Pre-Refunded to 9/1/22 @ 100)	1,680,000	1,868,832

TOTAL UTAH		8,296,759

Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Champlain College Proj.) Series 2016 A:
5% 10/15/41	2,400,000	2,537,136
5% 10/15/46	2,800,000	2,949,716

TOTAL VERMONT		5,486,852

Virginia - 0.7%
Fredericksburg Econ. Dev. Auth. Rev. 5% 6/15/26	1,960,000	2,178,756
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 B, 2.15%, tender 9/1/20 (a)	6,000,000	5,972,880
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	370,000	357,716
Series 2016:
4% 6/15/37	345,000	342,254
5% 6/15/28	1,000,000	1,125,490
5% 6/15/33	225,000	247,831
5% 6/15/36	1,000,000	1,091,150
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A, 5% 1/1/40	1,400,000	1,558,984
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A:
5% 5/15/31	6,405,000	7,553,609
5% 5/15/32	475,000	558,011
5% 5/15/33	2,000,000	2,340,440
Winchester Econ. Dev. Auth. Series 2015, 5% 1/1/44	2,500,000	2,716,775

TOTAL VIRGINIA		26,043,896

Washington - 2.9%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	863,616
King County Swr. Rev. Series 2009, 5.25% 1/1/42 (Pre-Refunded to 1/1/19 @ 100)	785,000	802,827
Port of Seattle Rev. Series 2016:
5% 2/1/25	1,250,000	1,433,675
5% 2/1/28	2,000,000	2,311,980
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B, 5% 12/1/26	3,880,000	4,295,121
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/37	1,000,000	1,136,030
5% 1/1/38	1,000,000	1,133,600
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/22	3,500,000	3,825,990
Washington Gen. Oblig.:
Series 1999 S2, 0% 1/1/19 (FSA Insured)	10,000,000	9,876,500
Series 2015 C:
5% 2/1/33	1,500,000	1,697,610
5% 2/1/34	2,400,000	2,703,600
Series 2017 D:
5% 2/1/33	2,100,000	2,426,172
5% 2/1/36	6,505,000	7,439,899
Series C, 0% 6/1/21 (AMBAC Insured)	5,000,000	4,668,400
Series R-2017 A:
5% 8/1/27	945,000	1,113,106
5% 8/1/28	945,000	1,106,217
5% 8/1/30	945,000	1,098,629
Washington Health Care Facilities Auth. Rev.:
( Virginia Mason Med. Ctr. Proj.) Series 2017, 5% 8/15/29	2,250,000	2,545,988
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	7,000,000	7,117,180
(MultiCare Health Sys. Proj.):
Series 2008 B, 6% 8/15/39 (Pre-Refunded to 8/15/19 @ 100)	1,500,000	1,577,130
Series 2010 A, 5.25% 8/15/20	2,325,000	2,422,813
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	3,800,000	4,077,666
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/29	405,000	464,806
5% 7/1/31	860,000	977,046
5% 7/1/34	2,645,000	2,956,317
5% 7/1/35	2,350,000	2,616,420
5% 7/1/36	2,250,000	2,499,255
5% 7/1/42	3,500,000	3,851,750
(Providence Health Systems Proj.):
Series 2012 A, 5% 10/1/24	6,700,000	7,481,890
Series 2018 B:
5% 10/1/30	1,200,000	1,419,156
5% 10/1/31	1,500,000	1,765,110
5% 10/1/32	1,035,000	1,212,875
5% 10/1/33	2,500,000	2,917,500
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38 (Pre-Refunded to 10/1/19 @ 100)	2,200,000	2,315,324
(Virginia Mason Med. Ctr. Proj.) Series 2017, 5% 8/15/30	1,000,000	1,127,290
Series 2015, 5% 1/1/26	2,000,000	2,278,180
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/34	1,600,000	1,751,584
5% 10/1/35	1,000,000	1,091,720
5% 10/1/40	1,625,000	1,759,388

TOTAL WASHINGTON		104,159,360

West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds 1.9%, tender 4/1/19 (a)	4,555,000	4,534,912
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35 (Pre-Refunded to 12/1/18 @ 100)	1,300,000	1,328,262
West Virginia Univ. Revs. (West Virginia Univ. Projs.) Series 2014 A, 5% 10/1/44	2,900,000	3,186,317

TOTAL WEST VIRGINIA		9,049,491

Wisconsin - 1.3%
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.):
Series 2017 A:
5% 5/15/25 (c)	705,000	771,362
5% 5/15/28 (c)	580,000	633,395
5.25% 5/15/37 (c)	190,000	207,191
5.25% 5/15/42 (c)	235,000	255,053
5.25% 5/15/47 (c)	235,000	254,301
5.25% 5/15/52 (c)	435,000	469,043
Series 2017 B-1 3.95% 11/15/24 (c)	195,000	198,229
Series 2017 B-2, 3.5% 11/15/23 (c)	250,000	252,183
Series 2017 B-3, 3% 11/15/22 (c)	345,000	345,928
Wisconsin Health & Edl. Facilities:
Series 2010:
5.75% 7/1/30	630,000	672,846
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	370,000	398,982
Series 2014:
4% 5/1/33	1,475,000	1,428,051
5% 5/1/23	1,410,000	1,536,548
5% 5/1/25	775,000	846,595
Series 2015, 5% 12/15/44	10,000,000	10,690,000
Series 2016 A, 5% 11/15/39	12,570,000	14,161,991
Series 2016, 5% 2/15/29	1,290,000	1,447,806
Series 2017 A:
5% 9/1/30	1,270,000	1,405,547
5% 9/1/32	1,100,000	1,206,447
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010, 5.5% 7/1/40 (Pre-Refunded to 7/1/20 @ 100)	1,000,000	1,073,070
Series 2013 B:
5% 7/1/26	750,000	829,170
5% 7/1/36	1,900,000	2,047,440
Series 2012:
5% 10/1/24	1,400,000	1,549,086
5% 6/1/27	1,000,000	1,075,850
5% 6/1/39	1,190,000	1,252,665

TOTAL WISCONSIN		45,008,779

Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	2,600,000	2,709,200
TOTAL MUNICIPAL BONDS
(Cost $3,417,169,299)		3,445,025,253
	Shares	Value

Money Market Funds - 1.0%
Fidelity Tax-Free Cash Central Fund, 1.71% (f)(g)
(Cost $34,041,994)	34,038,596	34,041,954
TOTAL INVESTMENT IN SECURITIES - 98.5%
(Cost $3,451,211,293)		3,479,067,207
NET OTHER ASSETS (LIABILITIES) - 1.5%		52,668,010
NET ASSETS - 100%		$3,531,735,217

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,526,765 or 0.6% of net assets.

 (d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$100,961
Total	$100,961

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$3,445,025,253	$--	$3,445,025,253	$--
Money Market Funds	34,041,954	34,041,954	--	--
Total Investments in Securities:	$3,479,067,207	$34,041,954	$3,445,025,253	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Large Cap Value Index Fund (formerly Fidelity® Series 1000 Value Index Fund)

April 30, 2018

XS6-QTLY-0618
1.967968.104

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 6.7%
Auto Components - 0.2%
Adient PLC	28,849	$1,768,155
BorgWarner, Inc.	60,071	2,939,875
Gentex Corp.	31,257	710,784
Lear Corp.	3,689	689,732
The Goodyear Tire & Rubber Co.	75,595	1,898,190
		8,006,736
Automobiles - 0.8%
Ford Motor Co.	1,222,715	13,743,317
General Motors Co.	408,480	15,007,555
Harley-Davidson, Inc. (a)	13,854	569,815
		29,320,687
Distributors - 0.1%
Genuine Parts Co.	29,057	2,566,314
LKQ Corp. (b)	80,526	2,497,917
		5,064,231
Diversified Consumer Services - 0.0%
Graham Holdings Co.	1,306	787,583
H&R Block, Inc.	54,173	1,497,883
		2,285,466
Hotels, Restaurants & Leisure - 0.8%
ARAMARK Holdings Corp.	43,329	1,620,071
Carnival Corp.	126,671	7,987,873
Extended Stay America, Inc. unit	25,480	498,898
Hilton Worldwide Holdings, Inc.	10,256	808,583
Hyatt Hotels Corp. Class A	14,289	1,098,395
International Game Technology PLC	33,651	951,314
MGM Mirage, Inc.	146,147	4,591,939
Norwegian Cruise Line Holdings Ltd. (b)	62,408	3,336,956
Royal Caribbean Cruises Ltd.	53,386	5,775,831
U.S. Foods Holding Corp. (b)	64,364	2,199,962
Yum China Holdings, Inc.	15,649	669,151
		29,538,973
Household Durables - 0.6%
D.R. Horton, Inc.	47,537	2,098,283
Garmin Ltd.	37,085	2,175,777
Leggett & Platt, Inc.	8,064	326,995
Lennar Corp.:
Class A	82,331	4,354,487
Class B	5,781	246,791
Mohawk Industries, Inc. (b)	17,789	3,733,555
Newell Brands, Inc.	153,010	4,227,666
PulteGroup, Inc.	60,233	1,828,674
Tempur Sealy International, Inc. (a)(b)	8,884	397,559
Toll Brothers, Inc.	23,468	989,411
Whirlpool Corp.	19,949	3,091,098
		23,470,296
Internet & Direct Marketing Retail - 0.1%
Liberty Expedia Holdings, Inc. (b)	13,716	559,613
Liberty Interactive Corp. QVC Group Series A (b)	52,684	1,233,332
TripAdvisor, Inc. (a)(b)	17,479	654,064
		2,447,009
Leisure Products - 0.1%
Brunswick Corp.	5,158	308,861
Hasbro, Inc.	8,603	757,838
Mattel, Inc. (a)	86,026	1,273,185
		2,339,884
Media - 2.3%
Charter Communications, Inc. Class A (b)	17,935	4,865,586
Cinemark Holdings, Inc.	32,433	1,270,401
Comcast Corp. Class A	107,826	3,384,658
Discovery Communications, Inc.:
Class A (a)(b)	48,097	1,137,494
Class C (non-vtg.) (b)	75,518	1,678,010
DISH Network Corp. Class A (b)	15,765	528,916
GCI Liberty, Inc. (b)	25,299	1,128,335
Interpublic Group of Companies, Inc.	18,911	446,110
John Wiley & Sons, Inc. Class A	13,795	909,780
Liberty Broadband Corp.:
Class A (b)	8,607	606,621
Class C (b)	31,762	2,251,608
Liberty Media Corp.:
Liberty Formula One Group Series C (a)(b)	53,956	1,592,781
Liberty Media Class A (b)	11,207	315,029
Liberty SiriusXM Series A (b)	27,961	1,167,931
Liberty SiriusXM Series C (b)	55,422	2,308,881
Lions Gate Entertainment Corp.:
Class A (a)	5,783	143,939
Class B	10,986	252,898
News Corp.:
Class A	121,789	1,946,188
Class B	38,642	627,933
Sirius XM Holdings, Inc. (a)	23,910	151,350
Tegna, Inc.	66,904	707,175
The Madison Square Garden Co. (b)	5,155	1,252,768
The Walt Disney Co.	148,385	14,887,467
Time Warner, Inc.	243,012	23,037,538
Tribune Media Co. Class A	24,342	919,884
Twenty-First Century Fox, Inc.:
Class A	308,508	11,279,052
Class B	130,467	4,705,945
Viacom, Inc.:
Class A (a)	5,463	194,210
Class B (non-vtg.)	105,874	3,193,160
		86,891,648
Multiline Retail - 0.6%
Dollar General Corp.	52,457	5,063,674
Dollar Tree, Inc. (b)	3,808	365,149
Kohl's Corp.	51,625	3,206,945
Macy's, Inc.	94,635	2,940,309
Target Corp.	169,939	12,337,571
		23,913,648
Specialty Retail - 0.7%
Advance Auto Parts, Inc.	16,101	1,842,759
AutoNation, Inc. (a)(b)	18,007	831,743
AutoZone, Inc. (b)	1,212	756,918
Bed Bath & Beyond, Inc. (a)	41,931	732,115
Best Buy Co., Inc.	78,974	6,043,880
Burlington Stores, Inc. (b)	8,902	1,209,337
Dick's Sporting Goods, Inc.	5,900	195,231
Foot Locker, Inc.	35,240	1,518,139
GameStop Corp. Class A (a)	30,989	423,000
Gap, Inc.	69,381	2,028,700
L Brands, Inc. (a)	61,881	2,160,266
Michaels Companies, Inc. (b)	8,323	154,974
Murphy U.S.A., Inc. (a)(b)	10,016	626,701
Penske Automotive Group, Inc.	11,090	500,159
Sally Beauty Holdings, Inc. (a)(b)	25,580	442,278
Signet Jewelers Ltd.	18,529	720,408
Tiffany & Co., Inc.	33,175	3,411,385
Urban Outfitters, Inc. (b)	24,916	1,003,367
Williams-Sonoma, Inc.	20,956	1,001,697
		25,603,057
Textiles, Apparel & Luxury Goods - 0.4%
Michael Kors Holdings Ltd. (b)	40,918	2,799,610
PVH Corp.	23,899	3,815,953
Ralph Lauren Corp.	16,996	1,867,011
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	23,228	661,998
Switch, Inc. Class A	3,173	45,215
Tapestry, Inc.	74,675	4,015,275
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	15,523	275,688
Class C (non-vtg.) (a)(b)	15,754	241,824
VF Corp.	26,024	2,104,561
		15,827,135

TOTAL CONSUMER DISCRETIONARY		254,708,770

CONSUMER STAPLES - 7.6%
Beverages - 0.6%
Brown-Forman Corp.:
Class A	962	51,342
Class B (non-vtg.)	4,160	233,126
Molson Coors Brewing Co. Class B	53,473	3,809,417
PepsiCo, Inc.	57,718	5,826,055
The Coca-Cola Co.	301,074	13,009,408
		22,929,348
Food & Staples Retailing - 2.1%
Casey's General Stores, Inc.	11,643	1,124,714
CVS Health Corp.	318,798	22,261,664
Kroger Co.	127,091	3,201,422
Rite Aid Corp. (a)(b)	175,128	292,464
Walgreens Boots Alliance, Inc.	218,267	14,503,842
Walmart, Inc.	448,826	39,703,148
		81,087,254
Food Products - 1.9%
Archer Daniels Midland Co.	171,437	7,779,811
Bunge Ltd.	43,271	3,125,464
Campbell Soup Co.	18,452	752,473
ConAgra Foods, Inc.	120,111	4,452,515
Flowers Foods, Inc.	55,074	1,245,223
General Mills, Inc.	51,306	2,244,124
Hormel Foods Corp. (a)	84,105	3,048,806
Ingredion, Inc.	22,780	2,758,430
Kellogg Co.	5,952	350,573
Lamb Weston Holdings, Inc.	34,404	2,247,269
Mondelez International, Inc.	450,437	17,792,262
Pilgrim's Pride Corp. (a)(b)	1,797	38,815
Pinnacle Foods, Inc.	36,213	2,187,265
Post Holdings, Inc. (a)(b)	20,201	1,607,394
Seaboard Corp.	81	324,571
The Hain Celestial Group, Inc. (b)	31,130	906,817
The Hershey Co.	4,522	415,753
The J.M. Smucker Co.	33,915	3,869,023
The Kraft Heinz Co.	186,818	10,532,799
TreeHouse Foods, Inc. (b)	12,057	464,195
Tyson Foods, Inc. Class A	87,461	6,131,016
		72,274,598
Household Products - 1.9%
Clorox Co.	5,959	698,395
Colgate-Palmolive Co.	227,025	14,808,841
Kimberly-Clark Corp.	15,990	1,655,605
Procter & Gamble Co.	747,804	54,096,141
		71,258,982
Personal Products - 0.1%
Coty, Inc. Class A	145,039	2,516,427
Edgewell Personal Care Co. (a)(b)	17,413	767,043
Nu Skin Enterprises, Inc. Class A	11,718	833,736
		4,117,206
Tobacco - 1.0%
Philip Morris International, Inc.	441,594	36,210,708

TOTAL CONSUMER STAPLES		287,878,096

ENERGY - 11.7%
Energy Equipment & Services - 1.4%
Baker Hughes, a GE Co. Class A	131,531	4,749,584
Halliburton Co.	86,752	4,596,988
Helmerich & Payne, Inc. (a)	33,809	2,351,416
Nabors Industries Ltd.	93,764	713,544
National Oilwell Varco, Inc.	118,811	4,594,421
Oceaneering International, Inc.	30,587	649,668
Patterson-UTI Energy, Inc.	63,420	1,358,456
RPC, Inc. (a)	1,446	26,042
Schlumberger Ltd.	434,671	29,801,044
Transocean Ltd. (United States) (a)(b)	136,697	1,690,942
Weatherford International PLC (a)(b)	269,993	796,479
		51,328,584
Oil, Gas & Consumable Fuels - 10.3%
Anadarko Petroleum Corp.	171,503	11,545,582
Andeavor	48,881	6,761,220
Antero Resources Corp. (b)	36,448	692,512
Apache Corp.	112,224	4,595,573
Cabot Oil & Gas Corp.	42,345	1,012,469
Centennial Resource Development, Inc. Class A (a)(b)	50,324	930,994
Cheniere Energy, Inc. (b)	21,585	1,255,384
Chesapeake Energy Corp. (a)(b)	262,776	780,445
Chevron Corp.	590,385	73,863,067
Cimarex Energy Co.	1,989	200,074
CNX Resources Corp. (b)	70,919	1,053,856
Concho Resources, Inc. (b)	46,290	7,277,251
ConocoPhillips Co.	368,387	24,129,349
CONSOL Energy, Inc. (b)	8,864	278,773
Continental Resources, Inc. (b)	15,208	1,004,640
Devon Energy Corp.	153,689	5,583,521
Diamondback Energy, Inc. (b)	23,548	3,024,741
Energen Corp. (b)	30,195	1,975,961
EOG Resources, Inc.	163,739	19,349,038
EQT Corp.	65,891	3,307,069
Extraction Oil & Gas, Inc. (a)(b)	37,481	529,232
Exxon Mobil Corp.	1,324,203	102,956,783
Gulfport Energy Corp. (b)	44,704	415,747
Hess Corp.	88,041	5,017,457
HollyFrontier Corp.	55,043	3,340,560
Kinder Morgan, Inc.	591,606	9,359,207
Kosmos Energy Ltd. (a)(b)	71,220	501,389
Marathon Oil Corp.	264,026	4,818,475
Marathon Petroleum Corp.	151,418	11,342,722
Murphy Oil Corp.	50,336	1,515,617
Noble Energy, Inc.	149,705	5,064,520
Occidental Petroleum Corp.	238,709	18,442,657
Parsley Energy, Inc. Class A(b)	24,543	737,026
PBF Energy, Inc. Class A	33,444	1,281,909
Phillips 66 Co.	131,871	14,678,561
Pioneer Natural Resources Co.	52,965	10,675,096
QEP Resources, Inc. (b)	74,640	909,115
Range Resources Corp. (a)	71,116	984,957
RSP Permian, Inc. (b)	20,339	1,009,018
SM Energy Co.	34,502	826,323
Southwestern Energy Co. (b)	185,638	761,116
Targa Resources Corp.	65,842	3,092,599
The Williams Companies, Inc.	222,059	5,713,578
Valero Energy Corp.	136,706	15,164,797
Whiting Petroleum Corp. (a)(b)	28,035	1,144,389
World Fuel Services Corp.	20,150	432,621
WPX Energy, Inc. (b)	120,794	2,064,369
		391,401,359

TOTAL ENERGY		442,729,943

FINANCIALS - 26.8%
Banks - 12.8%
Associated Banc-Corp.	56,399	1,491,754
Bank of America Corp.	2,988,470	89,415,022
Bank of Hawaii Corp.	16,615	1,399,149
Bank of the Ozarks, Inc.	20,785	972,738
BankUnited, Inc.	32,449	1,285,305
BB&T Corp.	244,744	12,922,483
BOK Financial Corp.	7,777	782,988
CIT Group, Inc.	40,193	2,128,219
Citigroup, Inc.	802,569	54,791,386
Citizens Financial Group, Inc.	153,362	6,362,989
Comerica, Inc.	54,197	5,125,952
Commerce Bancshares, Inc.	29,218	1,855,927
Cullen/Frost Bankers, Inc.	17,142	1,961,902
East West Bancorp, Inc.	41,357	2,755,203
Fifth Third Bancorp	217,206	7,204,723
First Hawaiian, Inc.	16,553	456,035
First Horizon National Corp.	89,985	1,646,726
First Republic Bank	9,611	892,574
FNB Corp., Pennsylvania	97,641	1,269,333
Huntington Bancshares, Inc.	331,741	4,946,258
JPMorgan Chase & Co.	1,079,003	117,373,926
KeyCorp	331,594	6,605,352
M&T Bank Corp.	43,818	7,986,707
PacWest Bancorp	38,855	1,990,930
Peoples United Financial, Inc.	106,710	1,951,726
Pinnacle Financial Partners, Inc.	14,845	950,822
PNC Financial Services Group, Inc.	148,993	21,694,871
Popular, Inc.	30,787	1,425,130
Prosperity Bancshares, Inc.	20,671	1,483,558
Regions Financial Corp.	354,380	6,626,906
Signature Bank (b)	6,904	877,844
SunTrust Banks, Inc.	146,619	9,794,149
SVB Financial Group (b)	4,251	1,273,642
Synovus Financial Corp.	36,883	1,927,874
TCF Financial Corp.	49,471	1,228,365
U.S. Bancorp	487,900	24,614,555
Webster Financial Corp.	27,989	1,684,658
Wells Fargo & Co.	1,383,211	71,871,644
Western Alliance Bancorp. (b)	13,208	779,008
Zions Bancorporation	61,310	3,356,723
		485,165,056
Capital Markets - 4.3%
Affiliated Managers Group, Inc.	17,166	2,829,987
Ameriprise Financial, Inc.	4,515	633,048
Bank of New York Mellon Corp.	308,321	16,806,578
BGC Partners, Inc. Class A	53,094	709,336
BlackRock, Inc. Class A	39,015	20,346,323
Brighthouse Financial, Inc.	25,760	1,308,093
Charles Schwab Corp.	75,542	4,206,179
CME Group, Inc.	105,313	16,605,754
E*TRADE Financial Corp. (b)	82,977	5,035,044
Federated Investors, Inc. Class B (non-vtg.) (a)	21,507	569,290
Franklin Resources, Inc.	103,686	3,487,997
Goldman Sachs Group, Inc.	110,229	26,270,878
Interactive Brokers Group, Inc.	21,526	1,597,229
IntercontinentalExchange, Inc.	94,608	6,855,296
Invesco Ltd.	105,013	3,042,227
Lazard Ltd. Class A	3,738	203,422
Legg Mason, Inc.	19,094	758,032
Morgan Stanley	400,486	20,673,087
Morningstar, Inc.	360	39,089
Northern Trust Corp.	64,651	6,901,494
Raymond James Financial, Inc.	30,222	2,712,425
State Street Corp.	108,780	10,854,068
T. Rowe Price Group, Inc.	61,525	7,002,776
TD Ameritrade Holding Corp.	10,136	588,800
The NASDAQ OMX Group, Inc.	34,995	3,090,758
		163,127,210
Consumer Finance - 1.5%
Ally Financial, Inc.	136,296	3,557,326
American Express Co.	226,470	22,363,913
Capital One Financial Corp.	140,424	12,725,223
Credit Acceptance Corp. (a)(b)	334	110,501
Discover Financial Services	112,221	7,995,746
Navient Corp.	79,560	1,054,966
OneMain Holdings, Inc. (b)	22,382	690,485
Santander Consumer U.S.A. Holdings, Inc.	46,037	849,383
SLM Corp. (b)	131,650	1,511,342
Synchrony Financial	240,905	7,990,819
		58,849,704
Diversified Financial Services - 3.2%
Berkshire Hathaway, Inc. Class B (b)	601,013	116,434,248
Leucadia National Corp.	75,474	1,814,395
Voya Financial, Inc.	51,961	2,720,158
		120,968,801
Insurance - 4.6%
AFLAC, Inc.	237,782	10,835,726
Alleghany Corp.	4,599	2,642,907
Allstate Corp.	79,275	7,754,681
American Financial Group, Inc.	21,896	2,479,065
American International Group, Inc.	245,980	13,774,880
American National Insurance Co.	2,305	278,144
Arch Capital Group Ltd. (b)	32,511	2,605,106
Arthur J. Gallagher & Co.	17,412	1,218,666
Aspen Insurance Holdings Ltd.	12,722	540,049
Assurant, Inc.	13,136	1,219,284
Assured Guaranty Ltd.	35,424	1,285,537
Athene Holding Ltd. (b)	36,725	1,799,525
Axis Capital Holdings Ltd.	24,932	1,463,508
Brown & Brown, Inc.	71,672	1,951,629
Chubb Ltd.	145,817	19,782,992
Cincinnati Financial Corp.	47,623	3,349,802
CNA Financial Corp.	8,422	424,974
Erie Indemnity Co. Class A	2,643	308,623
Everest Re Group Ltd.	12,506	2,909,771
First American Financial Corp.	32,970	1,685,097
FNF Group	81,417	2,998,588
Hanover Insurance Group, Inc.	12,952	1,487,537
Hartford Financial Services Group, Inc.	110,349	5,941,190
Lincoln National Corp.	67,647	4,778,584
Loews Corp.	86,245	4,524,413
Markel Corp. (b)	4,219	4,767,639
Mercury General Corp. (a)	8,500	388,705
MetLife, Inc.	281,107	13,400,371
Old Republic International Corp.	74,432	1,518,413
Principal Financial Group, Inc.	82,804	4,903,653
ProAssurance Corp.	16,340	772,882
Prudential Financial, Inc.	133,361	14,178,942
Reinsurance Group of America, Inc.	19,881	2,970,221
RenaissanceRe Holdings Ltd.	11,579	1,575,207
The Travelers Companies, Inc.	84,264	11,089,142
Torchmark Corp.	35,390	3,069,729
Unum Group	69,904	3,381,956
Validus Holdings Ltd.	24,040	1,629,191
W.R. Berkley Corp.	31,434	2,343,719
White Mountains Insurance Group Ltd.	1,079	933,648
Willis Group Holdings PLC	38,935	5,782,237
XL Group Ltd.	53,306	2,963,281
		173,709,214
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	119,329	2,257,705
Annaly Capital Management, Inc.	363,045	3,764,777
Chimera Investment Corp.	58,369	1,020,874
MFA Financial, Inc.	122,924	924,388
New Residential Investment Corp.	106,199	1,856,359
Starwood Property Trust, Inc.	79,457	1,665,419
Two Harbors Investment Corp.	53,952	823,308
		12,312,830
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	147,574	1,753,179
TFS Financial Corp.	25,338	377,790
		2,130,969

TOTAL FINANCIALS		1,016,263,784

HEALTH CARE - 13.7%
Biotechnology - 1.1%
Agios Pharmaceuticals, Inc. (b)	970	81,393
Alexion Pharmaceuticals, Inc. (b)	13,087	1,539,424
Alnylam Pharmaceuticals, Inc. (b)	3,468	327,830
Amgen, Inc.	160,231	27,957,105
Biogen, Inc. (b)	3,973	1,087,013
Gilead Sciences, Inc.	116,571	8,419,923
Intrexon Corp. (a)(b)	4,491	81,646
Opko Health, Inc. (a)(b)	91,846	279,212
United Therapeutics Corp. (b)	13,169	1,450,039
		41,223,585
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	527,810	30,681,595
Baxter International, Inc.	140,682	9,777,399
Danaher Corp.	192,344	19,295,950
Dentsply Sirona, Inc.	69,727	3,510,057
Hill-Rom Holdings, Inc.	1,311	112,523
Hologic, Inc. (b)	37,549	1,456,526
Medtronic PLC	392,407	31,443,573
Steris PLC	26,238	2,480,016
Teleflex, Inc.	11,748	3,147,054
The Cooper Companies, Inc.	3,361	768,694
Zimmer Biomet Holdings, Inc.	62,787	7,231,179
		109,904,566
Health Care Providers & Services - 2.5%
Acadia Healthcare Co., Inc. (a)(b)	24,473	870,749
Aetna, Inc.	67,256	12,042,187
Anthem, Inc.	80,430	18,980,676
Brookdale Senior Living, Inc. (b)	57,364	415,315
Cardinal Health, Inc.	99,479	6,383,567
Centene Corp. (b)	45,953	4,989,577
Cigna Corp.	9,176	1,576,620
DaVita HealthCare Partners, Inc. (b)	45,589	2,862,533
Envision Healthcare Corp. (b)	37,050	1,377,149
Express Scripts Holding Co. (b)	165,367	12,518,282
HCA Holdings, Inc.	81,966	7,847,425
Humana, Inc.	2,493	733,391
Laboratory Corp. of America Holdings (b)	31,596	5,395,017
LifePoint Hospitals, Inc. (a)(b)	9,189	440,153
McKesson Corp.	57,391	8,965,048
MEDNAX, Inc. (b)	28,232	1,296,131
Patterson Companies, Inc. (a)	22,490	523,567
Premier, Inc. (a)(b)	12,563	414,453
Quest Diagnostics, Inc.	43,495	4,401,694
Universal Health Services, Inc. Class B	27,149	3,100,416
Wellcare Health Plans, Inc. (b)	1,095	224,650
		95,358,600
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	75,635	4,972,245
Bio-Rad Laboratories, Inc. Class A (b)	6,436	1,632,878
Bruker Corp.	19,853	586,259
PerkinElmer, Inc.	27,272	2,000,674
QIAGEN NV (b)	46,434	1,518,856
Quintiles Transnational Holdings, Inc. (b)	16,937	1,621,887
Thermo Fisher Scientific, Inc.	68,383	14,384,364
		26,717,163
Pharmaceuticals - 6.5%
Akorn, Inc. (b)	1,424	20,548
Allergan PLC	105,153	16,156,758
Bristol-Myers Squibb Co.	262,062	13,661,292
Endo International PLC (b)	69,427	397,817
Johnson & Johnson	713,824	90,291,598
Mallinckrodt PLC (a)(b)	28,974	376,662
Merck & Co., Inc.	808,987	47,625,065
Mylan NV (b)	165,814	6,426,951
Perrigo Co. PLC	40,702	3,180,454
Pfizer, Inc.	1,849,095	67,695,368
		245,832,513

TOTAL HEALTH CARE		519,036,427

INDUSTRIALS - 7.9%
Aerospace & Defense - 2.0%
Arconic, Inc.	131,979	2,350,546
General Dynamics Corp.	47,254	9,512,703
Harris Corp.	27,506	4,302,489
Hexcel Corp.	8,967	596,036
Huntington Ingalls Industries, Inc.	2,313	562,545
L3 Technologies, Inc.	24,159	4,732,265
Lockheed Martin Corp.	7,782	2,496,777
Orbital ATK, Inc.	17,617	2,332,138
Raytheon Co.	57,445	11,772,778
Spirit AeroSystems Holdings, Inc. Class A	36,512	2,934,469
Teledyne Technologies, Inc. (b)	10,774	2,015,708
Textron, Inc.	82,543	5,129,222
United Technologies Corp.	233,300	28,030,995
		76,768,671
Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	16,118	1,029,295
XPO Logistics, Inc. (b)	9,475	920,591
		1,949,886
Airlines - 0.6%
Alaska Air Group, Inc.	6,641	431,200
American Airlines Group, Inc.	75,781	3,253,278
Copa Holdings SA Class A	8,983	1,052,538
Delta Air Lines, Inc.	205,497	10,731,053
JetBlue Airways Corp. (b)	98,680	1,893,669
Spirit Airlines, Inc. (a)(b)	21,633	772,731
United Continental Holdings, Inc. (b)	84,400	5,700,376
		23,834,845
Building Products - 0.4%
Fortune Brands Home & Security, Inc.	3,302	180,586
Johnson Controls International PLC	288,142	9,759,370
Lennox International, Inc.	882	170,552
Masco Corp.	33,164	1,255,921
Owens Corning	34,157	2,236,942
USG Corp. (b)	26,099	1,049,963
		14,653,334
Commercial Services & Supplies - 0.2%
Clean Harbors, Inc. (b)	4,829	221,168
Pitney Bowes, Inc.	58,036	593,128
Republic Services, Inc.	71,141	4,601,400
Stericycle, Inc. (b)	25,234	1,481,488
Waste Management, Inc.	23,191	1,885,196
		8,782,380
Construction & Engineering - 0.2%
AECOM (b)	49,509	1,705,090
Fluor Corp.	44,696	2,634,829
Jacobs Engineering Group, Inc.	39,897	2,317,617
Quanta Services, Inc. (b)	33,847	1,100,028
Valmont Industries, Inc.	6,775	962,728
		8,720,292
Electrical Equipment - 0.8%
Acuity Brands, Inc.	4,135	495,249
AMETEK, Inc.	60,015	4,189,047
Eaton Corp. PLC	137,500	10,316,625
Emerson Electric Co.	169,771	11,274,492
Fortive Corp.	9,100	639,821
Hubbell, Inc. Class B	6,087	632,196
Regal Beloit Corp.	13,553	964,974
Sensata Technologies, Inc. PLC (a)(b)	25,594	1,298,128
		29,810,532
Industrial Conglomerates - 1.3%
Carlisle Companies, Inc.	19,374	2,087,161
General Electric Co.	2,245,115	31,588,768
Honeywell International, Inc.	97,507	14,107,313
ITT, Inc.	27,657	1,352,151
Roper Technologies, Inc.	1,694	447,538
		49,582,931
Machinery - 1.3%
AGCO Corp.	20,767	1,301,676
Caterpillar, Inc.	16,449	2,374,578
Colfax Corp. (b)	27,550	854,326
Crane Co.	15,559	1,301,355
Cummins, Inc.	33,100	5,291,366
Donaldson Co., Inc.	2,757	122,025
Dover Corp.	43,069	3,992,496
Flowserve Corp.	40,174	1,784,127
Gates Industrial Corp. PLC (b)	4,561	71,425
IDEX Corp.	1,642	219,470
Ingersoll-Rand PLC	39,588	3,321,037
Oshkosh Corp.	24,118	1,740,355
PACCAR, Inc.	106,697	6,793,398
Parker Hannifin Corp.	5,570	916,933
Pentair PLC	51,329	3,453,415
Snap-On, Inc.	15,067	2,188,482
Stanley Black & Decker, Inc.	42,763	6,054,813
Terex Corp. (a)	23,759	867,679
Timken Co.	21,534	920,579
Trinity Industries, Inc.	46,037	1,467,199
Wabtec Corp.	18,025	1,600,800
Xylem, Inc.	27,560	2,009,124
		48,646,658
Marine - 0.0%
Kirby Corp. (b)	16,600	1,415,980
Professional Services - 0.2%
Dun & Bradstreet Corp.	6,969	803,595
IHS Markit Ltd. (b)	50,725	2,492,119
Manpower, Inc.	20,655	1,977,097
Nielsen Holdings PLC	110,556	3,476,986
		8,749,797
Road & Rail - 0.7%
AMERCO	1,564	527,881
CSX Corp.	26,759	1,589,217
Genesee & Wyoming, Inc. Class A (b)	18,886	1,344,683
Kansas City Southern	32,795	3,496,931
Norfolk Southern Corp.	88,406	12,683,609
Old Dominion Freight Lines, Inc.	7,207	964,729
Ryder System, Inc.	16,050	1,082,252
Union Pacific Corp.	22,743	3,039,147
		24,728,449
Trading Companies & Distributors - 0.1%
Air Lease Corp. Class A	28,226	1,176,742
MSC Industrial Direct Co., Inc. Class A	7,797	673,973
W.W. Grainger, Inc.	951	267,564
WESCO International, Inc. (b)	14,286	850,731
		2,969,010
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	24,447	926,541

TOTAL INDUSTRIALS		301,539,306

INFORMATION TECHNOLOGY - 9.0%
Communications Equipment - 2.1%
Arris International PLC (b)	54,762	1,478,574
Cisco Systems, Inc.	1,550,405	68,667,437
CommScope Holding Co., Inc. (b)	28,578	1,092,251
EchoStar Holding Corp. Class A (b)	14,335	753,161
Juniper Networks, Inc.	115,762	2,846,588
Motorola Solutions, Inc.	46,125	5,065,909
		79,903,920
Electronic Equipment & Components - 0.5%
ADT, Inc.	13,048	116,258
Arrow Electronics, Inc. (b)	27,151	2,029,266
Avnet, Inc.	40,510	1,589,207
Corning, Inc.	250,612	6,771,536
Dolby Laboratories, Inc. Class A	17,941	1,073,231
FLIR Systems, Inc.	19,821	1,061,415
Jabil, Inc.	52,800	1,404,480
Keysight Technologies, Inc. (b)	58,233	3,009,481
National Instruments Corp.	7,084	289,665
Trimble, Inc. (b)	16,323	564,776
		17,909,315
Internet Software & Services - 0.6%
Akamai Technologies, Inc. (b)	51,042	3,657,159
eBay, Inc. (b)	297,525	11,270,247
LogMeIn, Inc.	6,042	665,828
Twitter, Inc. (b)	197,365	5,982,133
Zillow Group, Inc.:
Class A (b)	7,214	348,941
Class C (a)(b)	8,036	389,666
		22,313,974
IT Services - 0.7%
Amdocs Ltd.	44,119	2,967,003
Booz Allen Hamilton Holding Corp. Class A	2,690	106,605
Conduent, Inc. (b)	59,098	1,150,047
CoreLogic, Inc. (b)	10,249	507,326
Fidelity National Information Services, Inc.	44,146	4,192,546
IBM Corp.	83,130	12,050,525
Leidos Holdings, Inc.	45,374	2,914,372
Sabre Corp.	14,211	293,315
Teradata Corp. (a)(b)	37,058	1,516,413
WEX, Inc. (b)	2,454	397,352
		26,095,504
Semiconductors & Semiconductor Equipment - 3.1%
Cypress Semiconductor Corp.	93,893	1,368,960
First Solar, Inc. (b)	25,038	1,775,445
Intel Corp.	1,473,187	76,045,913
Marvell Technology Group Ltd.	126,414	2,535,865
Micron Technology, Inc. (b)	82,676	3,801,442
Microsemi Corp. (b)	6,790	439,245
NXP Semiconductors NV (b)	45,857	4,810,399
ON Semiconductor Corp. (b)	7,282	160,787
Qorvo, Inc. (b)	18,573	1,251,820
Qualcomm, Inc.	461,137	23,522,598
Teradyne, Inc.	4,149	135,050
Versum Materials, Inc.	30,101	1,058,953
Xilinx, Inc.	4,192	269,294
		117,175,771
Software - 1.3%
Autodesk, Inc. (b)	11,785	1,483,732
CA Technologies, Inc.	97,758	3,401,978
FireEye, Inc. (b)	56,177	1,013,995
Guidewire Software, Inc. (b)	14,056	1,189,419
Nuance Communications, Inc. (b)	91,642	1,348,970
Oracle Corp.	838,741	38,305,301
SS&C Technologies Holdings, Inc.	4,792	237,923
Synopsys, Inc. (b)	42,521	3,635,971
Zynga, Inc. (b)	235,952	814,034
		51,431,323
Technology Hardware, Storage & Peripherals - 0.7%
Hewlett Packard Enterprise Co.	487,057	8,304,322
HP, Inc.	514,646	11,059,743
NetApp, Inc.	12,286	818,002
Western Digital Corp.	78,851	6,212,670
Xerox Corp.	70,767	2,225,622
		28,620,359

TOTAL INFORMATION TECHNOLOGY		343,450,166

MATERIALS - 2.9%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	66,461	10,785,956
Albemarle Corp. U.S.	28,315	2,745,422
Ashland Global Holdings, Inc.	19,953	1,320,490
Cabot Corp.	18,659	1,042,292
Celanese Corp. Class A	17,662	1,919,330
CF Industries Holdings, Inc.	72,477	2,812,108
DowDuPont, Inc.	382,190	24,169,696
Eastman Chemical Co.	44,732	4,566,243
Huntsman Corp.	32,286	961,154
LyondellBasell Industries NV Class A	56,859	6,011,702
NewMarket Corp.	159	60,348
Olin Corp.	50,558	1,526,346
Platform Specialty Products Corp. (b)	37,350	376,115
PPG Industries, Inc.	5,599	592,822
Praxair, Inc.	10,715	1,634,252
RPM International, Inc.	3,432	165,766
The Mosaic Co.	108,705	2,929,600
The Scotts Miracle-Gro Co. Class A (a)	1,068	89,263
Valvoline, Inc.	63,288	1,283,481
Westlake Chemical Corp.	5,546	593,256
		65,585,642
Construction Materials - 0.0%
Martin Marietta Materials, Inc.	1,859	362,077
Vulcan Materials Co.	2,828	315,859
		677,936
Containers & Packaging - 0.4%
Aptargroup, Inc.	14,309	1,337,892
Ardagh Group SA	2,705	54,966
Avery Dennison Corp.	1,541	161,512
Ball Corp.	48,050	1,926,325
Bemis Co., Inc.	27,607	1,194,555
Crown Holdings, Inc. (b)	12,076	601,868
Graphic Packaging Holding Co.	28,664	409,895
International Paper Co.	11,692	602,840
Owens-Illinois, Inc. (b)	10,973	223,081
Sealed Air Corp.	28,975	1,270,554
Sonoco Products Co.	30,059	1,543,830
WestRock Co.	78,188	4,625,602
		13,952,920
Metals & Mining - 0.8%
Alcoa Corp. (b)	58,078	2,973,594
Freeport-McMoRan, Inc.	337,550	5,134,136
Newmont Mining Corp.	165,991	6,521,786
Nucor Corp.	99,396	6,124,782
Reliance Steel & Aluminum Co.	22,274	1,958,330
Royal Gold, Inc.	12,747	1,131,934
Southern Copper Corp.	2,734	144,383
Steel Dynamics, Inc.	61,302	2,746,943
Tahoe Resources, Inc.	96,130	484,412
United States Steel Corp.	53,658	1,815,250
		29,035,550
Paper & Forest Products - 0.0%
Domtar Corp.	19,392	851,309

TOTAL MATERIALS		110,103,357

REAL ESTATE - 4.6%
Equity Real Estate Investment Trusts (REITs) - 4.4%
Alexandria Real Estate Equities, Inc. (a)	31,501	3,924,080
American Campus Communities, Inc.	41,922	1,639,569
American Homes 4 Rent Class A	73,557	1,485,851
Apartment Investment & Management Co. Class A	48,107	1,953,144
Apple Hospitality (REIT), Inc.	65,416	1,176,834
AvalonBay Communities, Inc.	44,460	7,246,980
Boston Properties, Inc.	40,930	4,969,311
Brandywine Realty Trust (SBI)	53,803	866,766
Brixmor Property Group, Inc.	94,901	1,413,076
Camden Property Trust (SBI)	27,932	2,385,393
Colony NorthStar, Inc. (a)	165,077	1,008,620
Columbia Property Trust, Inc.	40,369	862,282
Corporate Office Properties Trust (SBI)	31,019	853,333
Corrections Corp. of America	36,697	739,812
CubeSmart	18,004	530,038
CyrusOne, Inc.	3,293	176,472
DCT Industrial Trust, Inc.	28,711	1,882,580
DDR Corp.	96,360	698,610
Digital Realty Trust, Inc.	14,916	1,576,472
Douglas Emmett, Inc.	8,767	326,746
Duke Realty Corp.	109,927	2,979,022
Empire State Realty Trust, Inc.	39,663	690,929
EPR Properties	19,555	1,075,916
Equity Commonwealth (b)	37,532	1,163,117
Equity Residential (SBI)	110,261	6,804,206
Essex Property Trust, Inc.	20,185	4,838,143
Extra Space Storage, Inc.	5,767	516,666
Federal Realty Investment Trust (SBI)	14,270	1,653,180
Forest City Realty Trust, Inc. Class A	76,873	1,542,072
Gaming & Leisure Properties	41,637	1,426,900
General Growth Properties, Inc.	191,800	3,834,082
HCP, Inc.	144,576	3,377,295
Healthcare Trust of America, Inc.	62,756	1,568,272
Highwoods Properties, Inc. (SBI)	31,315	1,378,486
Hospitality Properties Trust (SBI)	50,574	1,258,281
Host Hotels & Resorts, Inc.	228,745	4,474,252
Hudson Pacific Properties, Inc.	43,244	1,421,430
Invitation Homes, Inc.	90,826	2,101,714
Iron Mountain, Inc.	10,308	349,854
JBG SMITH Properties	26,389	972,962
Kilroy Realty Corp.	29,816	2,136,913
Kimco Realty Corp.	127,869	1,855,379
Lamar Advertising Co. Class A	2,736	174,311
Liberty Property Trust (SBI)	47,433	1,983,648
Life Storage, Inc.	14,268	1,261,862
Medical Properties Trust, Inc.	112,795	1,441,520
Mid-America Apartment Communities, Inc.	34,984	3,199,637
National Retail Properties, Inc.	49,144	1,869,438
Omega Healthcare Investors, Inc. (a)	59,852	1,554,955
Outfront Media, Inc.	37,053	694,744
Paramount Group, Inc.	61,802	886,859
Park Hotels & Resorts, Inc.	54,217	1,560,365
Piedmont Office Realty Trust, Inc. Class A	50,638	907,433
Prologis, Inc.	164,278	10,663,285
Rayonier, Inc.	40,062	1,489,906
Realty Income Corp.	87,002	4,394,471
Regency Centers Corp.	46,151	2,715,986
Retail Properties America, Inc.	69,795	805,434
Senior Housing Properties Trust (SBI)	73,326	1,141,686
Simon Property Group, Inc.	9,120	1,425,821
SL Green Realty Corp.	28,532	2,788,718
Spirit Realty Capital, Inc.	140,155	1,128,248
Store Capital Corp.	53,137	1,340,647
Sun Communities, Inc.	23,590	2,213,922
Tanger Factory Outlet Centers, Inc.	26,287	577,000
Taubman Centers, Inc.	9,264	518,599
The Macerich Co.	42,064	2,423,728
UDR, Inc.	84,671	3,060,857
Uniti Group, Inc. (a)	51,563	929,165
Ventas, Inc.	111,088	5,712,145
VEREIT, Inc.	301,750	2,051,900
Vornado Realty Trust	54,030	3,675,661
Weingarten Realty Investors (SBI)	37,402	1,027,433
Welltower, Inc.	115,838	6,190,383
Weyerhaeuser Co.	232,363	8,546,311
WP Carey, Inc.	32,541	2,077,743
		165,568,861
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (b)	52,690	2,387,384
Howard Hughes Corp. (b)	11,532	1,560,280
Jones Lang LaSalle, Inc.	13,967	2,367,546
Realogy Holdings Corp. (a)	40,844	1,013,340
VICI Properties, Inc.	69,941	1,271,527
		8,600,077

TOTAL REAL ESTATE		174,168,938

TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	1,924,201	62,921,373
CenturyLink, Inc. (a)	299,303	5,561,050
Verizon Communications, Inc.	637,378	31,454,604
		99,937,027
Wireless Telecommunication Services - 0.1%
Sprint Corp. (a)(b)	195,621	1,097,434
T-Mobile U.S., Inc. (b)	36,114	2,185,258
Telephone & Data Systems, Inc.	30,147	823,918
U.S. Cellular Corp. (b)	4,358	172,446
		4,279,056

TOTAL TELECOMMUNICATION SERVICES		104,216,083

UTILITIES - 6.0%
Electric Utilities - 3.6%
Alliant Energy Corp.	71,657	3,077,668
American Electric Power Co., Inc.	151,996	10,636,680
Duke Energy Corp.	219,017	17,556,403
Edison International	98,720	6,468,134
Entergy Corp.	57,747	4,711,578
Eversource Energy	100,107	6,031,447
Exelon Corp.	297,656	11,810,990
FirstEnergy Corp.	139,538	4,800,107
Great Plains Energy, Inc.	66,060	2,162,144
Hawaiian Electric Industries, Inc.	33,004	1,144,909
NextEra Energy, Inc.	145,914	23,916,764
OGE Energy Corp.	61,053	2,006,812
PG&E Corp.	159,026	7,331,099
Pinnacle West Capital Corp.	34,188	2,752,134
PPL Corp.	213,020	6,198,882
Southern Co.	311,715	14,376,296
Vistra Energy Corp. (b)	100,753	2,302,206
Westar Energy, Inc.	43,985	2,383,107
Xcel Energy, Inc.	164,678	7,713,518
		137,380,878
Gas Utilities - 0.2%
Atmos Energy Corp.	35,000	3,041,150
National Fuel Gas Co.	24,438	1,254,891
UGI Corp.	53,540	2,590,801
		6,886,842
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	75,467	2,339,477
The AES Corp.	206,688	2,529,861
		4,869,338
Multi-Utilities - 1.9%
Ameren Corp.	78,706	4,613,746
Avangrid, Inc.	17,334	913,675
CenterPoint Energy, Inc.	132,544	3,357,340
CMS Energy Corp.	91,317	4,309,249
Consolidated Edison, Inc.	96,004	7,692,801
Dominion Resources, Inc.	199,195	13,258,419
DTE Energy Co.	55,081	5,805,537
MDU Resources Group, Inc.	59,367	1,672,368
NiSource, Inc.	103,347	2,520,633
Public Service Enterprise Group, Inc.	157,029	8,189,062
SCANA Corp.	40,309	1,482,162
Sempra Energy	78,012	8,721,742
Vectren Corp.	25,422	1,786,404
WEC Energy Group, Inc.	99,589	6,401,581
		70,724,719
Water Utilities - 0.2%
American Water Works Co., Inc.	54,952	4,757,744
Aqua America, Inc.	54,331	1,909,735
		6,667,479

TOTAL UTILITIES		226,529,256

TOTAL COMMON STOCKS
(Cost $3,267,954,254)		3,780,624,126
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.18% 6/21/18 (c)
(Cost $1,996,685)	2,000,000	1,995,226
	Shares	Value

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 1.74% (d)	8,566,568	$8,568,281
Fidelity Securities Lending Cash Central Fund 1.74% (d)(e)	47,443,720	47,448,464
TOTAL MONEY MARKET FUNDS
(Cost $56,016,369)		56,016,745
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $3,325,967,308)		3,838,636,097
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(42,809,567)
NET ASSETS - 100%		$3,795,826,530

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	119	June 2018	$15,749,650	$177,166	$177,166

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $661,417.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$36,273
Fidelity Securities Lending Cash Central Fund	30,629
Total	$66,902

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$254,708,770	$254,708,770	$--	$--
Consumer Staples	287,878,096	287,878,096	--	--
Energy	442,729,943	442,729,943	--	--
Financials	1,016,263,784	1,016,263,784	--	--
Health Care	519,036,427	519,036,427	--	--
Industrials	301,539,306	301,539,306	--	--
Information Technology	343,450,166	343,450,166	--	--
Materials	110,103,357	110,103,357	--	--
Real Estate	174,168,938	174,168,938	--	--
Telecommunication Services	104,216,083	104,216,083	--	--
Utilities	226,529,256	226,529,256	--	--
U.S. Government and Government Agency Obligations	1,995,226	--	1,995,226	--
Money Market Funds	56,016,745	56,016,745	--	--
Total Investments in Securities:	$3,838,636,097	$3,836,640,871	$1,995,226	$--
Derivative Instruments:
Assets
Futures Contracts	$177,166	$177,166	$--	$--
Total Assets	$177,166	$177,166	$--	$--
Total Derivative Instruments:	$177,166	$177,166	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 28, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 28, 2018